UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2007

1.842162.101

CDCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AUTO COMPONENTS - 2.4%
Auto Parts & Equipment - 2.4%
Johnson Controls, Inc.	426,100	$ 15,356,644
AUTOMOBILES - 1.5%
Automobile Manufacturers - 0.7%
Renault SA	16,100	2,279,380
Toyota Motor Corp. sponsored ADR	23,600	2,505,612
		4,784,992
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc. (d)	102,700	4,797,117
TOTAL AUTOMOBILES		9,582,109
DISTRIBUTORS - 0.3%
Distributors - 0.3%
Li & Fung Ltd.	444,000	1,793,744
DIVERSIFIED CONSUMER SERVICES - 2.5%
Education Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	143,000	10,031,450
Career Education Corp. (a)	49,000	1,231,860
Princeton Review, Inc. (a)	80,778	672,881
Strayer Education, Inc.	7,400	1,262,292
		13,198,483
Specialized Consumer Services - 0.5%
Sotheby's Class A (ltd. vtg.)	75,100	2,861,310
TOTAL DIVERSIFIED CONSUMER SERVICES		16,059,793
FOOD & STAPLES RETAILING - 5.0%
Drug Retail - 2.0%
CVS Caremark Corp.	322,100	12,803,475
Food Distributors - 0.7%
Sysco Corp.	159,500	4,977,995
Food Retail - 0.8%
Susser Holdings Corp. (a)	244,298	5,008,109
Hypermarkets & Super Centers - 1.5%
Costco Wholesale Corp.	141,900	9,898,944
TOTAL FOOD & STAPLES RETAILING		32,688,523
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 14.2%
Casinos & Gaming - 3.9%
International Game Technology	332,100	$ 14,589,153
Las Vegas Sands Corp. (a)	63,500	6,543,675
Penn National Gaming, Inc. (a)	75,168	4,476,254
		25,609,082
Hotels, Resorts & Cruise Lines - 3.9%
Accor SA	73,300	5,851,479
Carnival Corp. unit	224,900	10,005,801
Royal Caribbean Cruises Ltd.	126,400	5,364,416
Starwood Hotels & Resorts Worldwide, Inc.	84,900	3,738,147
		24,959,843
Restaurants - 6.4%
McDonald's Corp.	702,558	41,387,690
TOTAL HOTELS, RESTAURANTS & LEISURE		91,956,615
HOUSEHOLD DURABLES - 0.9%
Household Appliances - 0.9%
The Stanley Works	31,200	1,512,576
Whirlpool Corp.	55,200	4,505,976
		6,018,552
INTERNET & CATALOG RETAIL - 3.5%
Catalog Retail - 1.3%
Liberty Media Corp. - Interactive Series A (a)(d)	437,200	8,341,776
Internet Retail - 2.2%
Amazon.com, Inc. (a)(d)	65,300	6,049,392
Blue Nile, Inc. (a)(d)	123,861	8,429,980
		14,479,372
TOTAL INTERNET & CATALOG RETAIL		22,821,148
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	13,333	9,219,503
LoopNet, Inc. (a)(d)	207,600	2,916,780
		12,136,283
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Leisure Products - 0.9%
Mattel, Inc.	329,200	6,267,968
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - CONTINUED
Photographic Products - 0.4%
Eastman Kodak Co. (d)	113,400	$ 2,480,058
TOTAL LEISURE EQUIPMENT & PRODUCTS		8,748,026
MEDIA - 28.3%
Advertising - 3.3%
National CineMedia, Inc.	188,785	4,759,270
Omnicom Group, Inc.	350,300	16,649,759
		21,409,029
Broadcasting & Cable TV - 6.7%
Clear Channel Communications, Inc.	234,200	8,084,584
Comcast Corp. Class A (a)	1,251,850	22,858,781
Grupo Televisa SA de CV (CPO) sponsored ADR	408,000	9,698,160
Time Warner Cable, Inc. (a)	109,900	3,033,240
		43,674,765
Movies & Entertainment - 15.0%
Cinemark Holdings, Inc.	100,800	1,713,600
Live Nation, Inc. (a)	238,379	3,461,263
News Corp.:
Class A	913,824	18,724,254
Class B	75,000	1,593,750
Regal Entertainment Group Class A (d)	872,000	15,757,040
The Walt Disney Co.	545,300	17,602,284
Time Warner, Inc.	2,330,500	38,476,555
		97,328,746
Publishing - 3.3%
McGraw-Hill Companies, Inc.	327,300	14,339,013
R.H. Donnelley Corp. (a)(d)	204,800	7,471,104
		21,810,117
TOTAL MEDIA		184,222,657
MULTILINE RETAIL - 7.9%
Department Stores - 2.0%
JCPenney Co., Inc.	20,900	919,391
Kohl's Corp. (a)	119,400	5,468,520
Nordstrom, Inc. (d)	181,600	6,670,168
		13,058,079
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - CONTINUED
General Merchandise Stores - 5.9%
Dollar Tree Stores, Inc. (a)	40,400	$ 1,047,168
Family Dollar Stores, Inc.	59,300	1,140,339
Target Corp.	724,681	36,234,050
		38,421,557
TOTAL MULTILINE RETAIL		51,479,636
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Bare Escentuals, Inc. (a)(d)	186,100	4,512,925
SOFTWARE - 0.4%
Home Entertainment Software - 0.4%
Activision, Inc. (a)	78,000	2,316,600
SPECIALTY RETAIL - 22.2%
Apparel Retail - 4.9%
Abercrombie & Fitch Co. Class A	78,700	6,293,639
American Eagle Outfitters, Inc.	77,400	1,607,598
Casual Male Retail Group, Inc. (a)(d)	346,752	1,796,175
Citi Trends, Inc. (a)	109,201	1,686,063
Collective Brands, Inc. (a)	212,500	3,695,375
Ross Stores, Inc.	64,000	1,636,480
TJX Companies, Inc.	295,852	8,499,828
Tween Brands, Inc. (a)(d)	145,200	3,844,896
Urban Outfitters, Inc. (a)	106,000	2,889,560
		31,949,614
Automotive Retail - 1.5%
Advance Auto Parts, Inc.	198,200	7,529,618
Penske Auto Group, Inc. (d)	109,300	1,908,378
		9,437,996
Computer & Electronics Retail - 1.4%
Best Buy Co., Inc.	71,544	3,766,792
Gamestop Corp. Class A (a)	91,200	5,664,432
		9,431,224
Home Improvement Retail - 7.0%
Home Depot, Inc.	821,400	22,128,516
Lowe's Companies, Inc.	848,200	19,186,284
Sherwin-Williams Co. (d)	74,600	4,329,784
		45,644,584
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Homefurnishing Retail - 0.7%
Williams-Sonoma, Inc. (d)	174,100	$ 4,509,190
Specialty Stores - 6.7%
PetSmart, Inc.	539,137	12,685,894
Staples, Inc.	982,412	22,664,245
Tiffany & Co., Inc. (d)	175,900	8,096,677
		43,446,816
TOTAL SPECIALTY RETAIL		144,419,424
TEXTILES, APPAREL & LUXURY GOODS - 5.5%
Apparel, Accessories & Luxury Goods - 2.8%
Burberry Group PLC	271,700	3,074,316
Coach, Inc. (a)	393,300	12,027,114
G-III Apparel Group Ltd. (a)	198,936	2,938,285
Lululemon Athletica, Inc. (d)	9,700	459,489
		18,499,204
Footwear - 2.7%
Crocs, Inc. (a)	64,400	2,370,564
Deckers Outdoor Corp. (a)	51,620	8,004,197
Iconix Brand Group, Inc. (a)(d)	292,900	5,758,414
K-Swiss, Inc. Class A	74,306	1,344,939
		17,478,114
TOTAL TEXTILES, APPAREL & LUXURY GOODS		35,977,318
TOTAL COMMON STOCKS (Cost $662,526,909)		640,089,997
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 4.58% (b)	9,146,583	9,146,583
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	33,531,321	33,531,321
TOTAL MONEY MARKET FUNDS (Cost $42,677,904)		42,677,904
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $705,204,813)		682,767,901
NET OTHER ASSETS - (5.1)%		(32,833,363)
NET ASSETS - 100%		$ 649,934,538
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,937
Fidelity Securities Lending Cash Central Fund	77,618
Total	$ 174,555
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $706,902,664. Net unrealized depreciation aggregated $24,134,763, of which $61,897,219 related to appreciated investment securities and $86,031,982 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

(formerly Fidelity Consumer Staples
Central Investment Portfolio)

December 31, 2007

1.842161.101

CSCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BEVERAGES - 29.0%
Brewers - 5.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	139,000	$ 1,654,549
Boston Beer Co., Inc. Class A (a)	100	3,765
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	7,103
Grupo Modelo SA de CV Series C	100	472
Heineken NV (Bearer)	127,000	8,115,300
InBev SA	88,500	7,361,943
Molson Coors Brewing Co. Class B	224,120	11,569,074
SABMiller PLC	235,200	6,617,069
		35,329,275
Distillers & Vintners - 3.0%
Brown-Forman Corp. Class B (non-vtg.)	20,050	1,485,906
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,364
Diageo PLC	344,800	7,398,546
Pernod Ricard SA	38,960	8,989,285
		17,876,101
Soft Drinks - 20.2%
Coca-Cola Amatil Ltd.	181,000	1,502,939
Coca-Cola Femsa SA de CV sponsored ADR	79,100	3,898,048
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	109,900	4,697,126
Coca-Cola Icecek AS	164,000	1,895,954
Fomento Economico Mexicano SA de CV sponsored ADR	88,800	3,389,496
Hansen Natural Corp. (a)	100	4,429
Jones Soda Co. (a)	965	7,180
PepsiCo, Inc. (d)	642,400	48,758,160
The Coca-Cola Co.	949,200	58,252,404
		122,405,736
TOTAL BEVERAGES		175,611,112
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	182,400	1,366,176
FOOD & STAPLES RETAILING - 20.7%
Drug Retail - 8.9%
CVS Caremark Corp.	850,066	33,790,124
Rite Aid Corp. (a)(d)	403,000	1,124,370
Walgreen Co.	505,100	19,234,208
		54,148,702
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 3.0%
Sysco Corp.	521,700	$ 16,282,257
United Natural Foods, Inc. (a)	53,400	1,693,848
		17,976,105
Food Retail - 4.2%
Kroger Co.	397,800	10,625,238
Safeway, Inc.	264,800	9,058,808
SUPERVALU, Inc.	90,500	3,395,560
Tesco PLC	100	948
The Great Atlantic & Pacific Tea Co. (a)	1,000	31,330
Whole Foods Market, Inc. (d)	48,400	1,974,720
		25,086,604
Hypermarkets & Super Centers - 4.6%
Wal-Mart Stores, Inc.	589,608	28,024,068
TOTAL FOOD & STAPLES RETAILING		125,235,479
FOOD PRODUCTS - 14.4%
Agricultural Products - 3.0%
Archer-Daniels-Midland Co.	205,100	9,522,793
Bunge Ltd.	51,900	6,041,679
Corn Products International, Inc.	40,000	1,470,000
Nutreco Holding NV	18,000	1,039,210
		18,073,682
Packaged Foods & Meats - 11.4%
BioMar Holding AS	13,600	523,031
Cadbury Schweppes PLC sponsored ADR	119,600	5,904,652
Dean Foods Co.	201,600	5,213,376
Groupe Danone	93,900	8,474,475
Hershey Co.	44,000	1,733,600
Industrias Bachoco SA de CV sponsored ADR	100	3,172
Kellogg Co.	54,400	2,852,192
Koninklijke Wessanen NV	100	1,588
Lindt & Spruengli AG	60	2,105,533
Marine Harvest ASA (a)	2,374,000	1,524,567
Nestle SA (Reg.)	54,974	25,178,092
Smithfield Foods, Inc. (a)	48,000	1,388,160
TreeHouse Foods, Inc. (a)	100	2,299
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - continued
Tyson Foods, Inc. Class A	124,800	$ 1,913,184
Unilever PLC	334,600	12,520,732
		69,338,653
TOTAL FOOD PRODUCTS		87,412,335
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)(d)	42,000	1,504,440
Starbucks Corp. (a)	90,000	1,842,300
		3,346,740
HOUSEHOLD PRODUCTS - 21.4%
Household Products - 21.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,000	5,360
Colgate-Palmolive Co.	312,600	24,370,296
Henkel KGaA	32,934	1,679,833
Procter & Gamble Co.	1,413,902	103,808,683
Pz Cussons PLC Class L	100	427
		129,864,599
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
NutriSystem, Inc. (a)(d)	55,000	1,483,900
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	409,011	16,168,205
Bare Escentuals, Inc. (a)	63,930	1,550,303
Herbalife Ltd.	48,006	1,933,682
Physicians Formula Holdings, Inc.	136,850	1,625,778
		21,277,968
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	46,600	3,108,220
TOBACCO - 9.2%
Tobacco - 9.2%
Altria Group, Inc.	273,600	20,678,688
British American Tobacco PLC sponsored ADR	327,000	25,689,120
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Japan Tobacco, Inc.	535	$ 3,168,993
Loews Corp. - Carolina Group	20,300	1,731,590
Souza Cruz Industria Comerico	172,300	4,724,698
		55,993,089
TOTAL COMMON STOCKS (Cost $489,438,836)		604,699,618
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 4.58% (b)	2,638,078	2,638,078
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	11,093,750	11,093,750
TOTAL MONEY MARKET FUNDS (Cost $13,731,828)		13,731,828
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $503,170,664)		618,431,446
NET OTHER ASSETS - (2.0)%		(11,938,546)
NET ASSETS - 100%		$ 606,492,900
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,482
Fidelity Securities Lending Cash Central Fund	108,525
Total	$ 180,007
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $503,798,337. Net unrealized appreciation aggregated $114,633,109, of which $123,158,137 related to appreciated investment securities and $8,525,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy
Central Fund

December 31, 2007

1.842160.101

ENCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	$ 310,328
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	16,925	1,022,947
Jacobs Engineering Group, Inc. (a)	60,612	5,795,113
		6,818,060
ELECTRICAL EQUIPMENT - 2.8%
Electrical Components & Equipment - 1.0%
Energy Conversion Devices, Inc. (a)	54	1,817
First Solar, Inc. (a)	1,700	454,138
JA Solar Holdings Co. Ltd. ADR	38,400	2,680,704
Q-Cells AG (a)	10,472	1,491,605
Renewable Energy Corp. AS (a)	42,200	2,143,196
Sunpower Corp. Class A (a)	600	78,234
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	13,300	1,094,856
		7,944,550
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	51,861	2,549,026
Vestas Wind Systems AS (a)	116,017	12,533,910
		15,082,936
TOTAL ELECTRICAL EQUIPMENT		23,027,486
ENERGY EQUIPMENT & SERVICES - 26.8%
Oil & Gas Drilling - 7.9%
Atwood Oceanics, Inc. (a)	58,700	5,884,088
Diamond Offshore Drilling, Inc.	78,380	11,129,960
Nabors Industries Ltd. (a)	39,600	1,084,644
Noble Corp.	234,500	13,251,595
Pride International, Inc. (a)	189,100	6,410,490
Transocean, Inc. (a)	186,775	26,736,841
		64,497,618
Oil & Gas Equipment & Services - 18.9%
Aker Kvaerner ASA	22,200	590,284
Cameron International Corp. (a)	86,000	4,139,180
Compagnie Generale de Geophysique SA (a)	26,159	7,444,407
Emer International Group Ltd. (a)	400,000	276,000
Expro International Group PLC	119,800	2,458,794
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Exterran Holdings, Inc. (a)	51,995	$ 4,253,191
FMC Technologies, Inc. (a)	106,600	6,044,220
Grant Prideco, Inc. (a)	2,000	111,020
NATCO Group, Inc. Class A (a)	3,100	167,865
National Oilwell Varco, Inc. (a)	669,498	49,181,323
Oceaneering International, Inc. (a)	83,778	5,642,448
Oil States International, Inc. (a)	35,700	1,218,084
Petroleum Geo-Services ASA	26,800	777,937
ProSafe ASA	43,350	753,809
Saipem SpA	44,400	1,776,096
Schlumberger Ltd. (NY Shares)	481,900	47,404,503
Smith International, Inc.	135,373	9,997,296
Subsea 7, Inc. (a)	68,500	1,531,466
Superior Energy Services, Inc. (a)	125,800	4,330,036
Weatherford International Ltd. (a)	61,000	4,184,600
WorleyParsons Ltd.	22,170	1,009,773
		153,292,332
TOTAL ENERGY EQUIPMENT & SERVICES		217,789,950
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	15,072	815,395
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	31,000	663,090
Constellation Energy Group, Inc.	8,500	871,505
NRG Energy, Inc. (a)	16,400	710,776
		2,245,371
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	30,100	1,776,803
OIL, GAS & CONSUMABLE FUELS - 67.8%
Coal & Consumable Fuels - 9.6%
Alpha Natural Resources, Inc. (a)	7,100	230,608
Arch Coal, Inc.	157,815	7,090,628
CONSOL Energy, Inc.	451,889	32,319,101
Foundation Coal Holdings, Inc.	92,400	4,851,000
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
International Coal Group, Inc. (a)	24,800	$ 132,928
Massey Energy Co.	64,500	2,305,875
Natural Resource Partners LP	3,600	116,856
Peabody Energy Corp.	497,668	30,676,256
		77,723,252
Integrated Oil & Gas - 25.1%
Chevron Corp.	189,900	17,723,367
ConocoPhillips	207,200	18,295,760
Exxon Mobil Corp.	1,204,832	112,880,709
Hess Corp.	113,000	11,397,180
Marathon Oil Corp.	252,500	15,367,150
Occidental Petroleum Corp.	182,500	14,050,675
Petroleo Brasileiro SA - Petrobras sponsored ADR	106,900	12,319,156
Suncor Energy, Inc.	21,200	2,302,543
		204,336,540
Oil & Gas Exploration & Production - 21.7%
American Oil & Gas, Inc. NV (a)(d)	62,005	359,629
Apache Corp.	18,500	1,989,490
Aurora Oil & Gas Corp. (a)	266,750	413,463
Cabot Oil & Gas Corp.	587,300	23,709,301
Canadian Natural Resources Ltd.	45,300	3,309,218
Chesapeake Energy Corp.	336,300	13,182,960
Concho Resources, Inc.	102,256	2,107,496
EOG Resources, Inc.	156,600	13,976,550
EXCO Resources, Inc. (a)	4,700	72,756
Goodrich Petroleum Corp. (a)	21,500	486,330
Kodiak Oil & Gas Corp. (a)	123,930	272,646
Newfield Exploration Co. (a)	16,300	859,010
Noble Energy, Inc.	61,000	4,850,720
Petrohawk Energy Corp. (a)	296,000	5,123,760
Plains Exploration & Production Co. (a)	6,200	334,800
Quicksilver Resources, Inc. (a)	220,000	13,109,800
Range Resources Corp.	783,996	40,266,035
Southwestern Energy Co. (a)	137,800	7,678,216
Ultra Petroleum Corp. (a)	392,499	28,063,679
Vanguard Natural Resources LLC	4,200	67,200
XTO Energy, Inc.	310,900	15,967,824
		176,200,883
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 9.3%
Holly Corp.	18,900	$ 961,821
Petroplus Holdings AG	22,041	1,705,635
Sunoco, Inc.	61,635	4,464,839
Tesoro Corp.	247,300	11,796,210
Valero Energy Corp.	795,000	55,673,850
Western Refining, Inc.	60,279	1,459,355
		76,061,710
Oil & Gas Storage & Transport - 2.1%
El Paso Pipeline Partners LP	56,400	1,412,820
Williams Companies, Inc.	429,373	15,362,966
		16,775,786
TOTAL OIL, GAS & CONSUMABLE FUELS		551,098,171
SOFTWARE - 0.1%
Application Software - 0.1%
Zhongyu Gas Holdings Ltd. (a)	3,824,000	603,240
TOTAL COMMON STOCKS (Cost $562,566,781)		804,484,804
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 4.58% (b)	1,669,814	1,669,814
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	168,750	168,750
TOTAL MONEY MARKET FUNDS (Cost $1,838,564)		1,838,564
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $564,405,345)		806,323,368
NET OTHER ASSETS - 0.8%		6,299,425
NET ASSETS - 100%		$ 812,622,793
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,126
Fidelity Securities Lending Cash Central Fund	2,261
Total	$ 33,387
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $565,387,676. Net unrealized appreciation aggregated $240,935,692, of which $245,864,928 related to appreciated investment securities and $4,929,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2007

1.842159.101

FNCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CAPITAL MARKETS - 20.3%
Asset Management & Custody Banks - 10.5%
Bank of New York Mellon Corp.	383,300	$ 18,689,708
EFG International	190,330	7,641,414
Fortress Investment Group LLC (d)	176,200	2,745,196
Franklin Resources, Inc.	167,700	19,189,911
GLG Partners, Inc. (a)(d)	268,500	3,651,600
Janus Capital Group, Inc. (d)	359,200	11,799,720
Julius Baer Holding AG	75,273	6,216,847
KKR Private Equity Investors, LP	201,900	3,614,010
Legg Mason, Inc.	40,600	2,969,890
State Street Corp.	424,469	34,466,883
T. Rowe Price Group, Inc.	145,600	8,864,128
The Blackstone Group LP	169,400	3,748,822
		123,598,129
Diversified Capital Markets - 0.7%
Credit Suisse Group sponsored ADR	93,500	5,619,350
UBS AG (NY Shares)	60,900	2,801,400
		8,420,750
Investment Banking & Brokerage - 9.1%
Bear Stearns Companies, Inc. (d)	132,300	11,675,475
Charles Schwab Corp.	730,000	18,651,500
Goldman Sachs Group, Inc.	118,800	25,547,940
Lazard Ltd. Class A	85,900	3,494,412
Lehman Brothers Holdings, Inc. (d)	315,300	20,633,232
Merrill Lynch & Co., Inc.	256,046	13,744,549
MF Global Ltd.	83,700	2,634,039
Morgan Stanley	192,700	10,234,297
		106,615,444
TOTAL CAPITAL MARKETS		238,634,323
COMMERCIAL BANKS - 11.4%
Diversified Banks - 8.8%
ICICI Bank Ltd. sponsored ADR	47,100	2,896,650
Kookmin Bank sponsored ADR	31,100	2,280,252
U.S. Bancorp, Delaware	492,000	15,616,080
Wachovia Corp.	656,802	24,978,180
Wells Fargo & Co.	1,906,500	57,557,235
		103,328,397
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - 2.6%
Cathay General Bancorp (d)	113,400	$ 3,003,966
Colonial Bancgroup, Inc. (d)	103,350	1,399,359
Nara Bancorp, Inc.	73,000	851,910
PNC Financial Services Group, Inc.	320,900	21,067,085
Wintrust Financial Corp.	117,600	3,896,088
		30,218,408
TOTAL COMMERCIAL BANKS		133,546,805
CONSUMER FINANCE - 3.8%
Consumer Finance - 3.8%
American Express Co. (d)	464,200	24,147,684
Capital One Financial Corp. (d)	201,400	9,518,164
Discover Financial Services	460,650	6,946,602
Dollar Financial Corp. (a)	149,100	4,575,879
		45,188,329
DIVERSIFIED FINANCIAL SERVICES - 18.4%
Other Diversifed Financial Services - 14.9%
Bank of America Corp.	1,329,678	54,862,514
Citigroup, Inc.	1,886,299	55,532,643
JPMorgan Chase & Co.	1,492,700	65,156,355
		175,551,512
Specialized Finance - 3.5%
CME Group, Inc.	30,837	21,154,182
Deutsche Boerse AG	69,000	13,669,835
JSE Ltd.	124,300	1,576,193
MarketAxess Holdings, Inc. (a)	332,800	4,269,824
		40,670,034
TOTAL DIVERSIFIED FINANCIAL SERVICES		216,221,546
INSURANCE - 33.4%
Insurance Brokers - 0.9%
National Financial Partners Corp.	162,300	7,402,503
Willis Group Holdings Ltd.	82,100	3,117,337
		10,519,840
Life & Health Insurance - 7.3%
AFLAC, Inc.	286,000	17,912,180
MetLife, Inc.	466,600	28,751,892
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Principal Financial Group, Inc.	247,200	$ 17,017,248
Prudential Financial, Inc.	232,900	21,669,016
		85,350,336
Multi-Line Insurance - 8.8%
American International Group, Inc. (d)	1,393,936	81,266,468
Assurant, Inc.	94,900	6,348,810
Hartford Financial Services Group, Inc.	186,080	16,224,315
		103,839,593
Property & Casualty Insurance - 8.5%
ACE Ltd.	707,740	43,724,177
AMBAC Financial Group, Inc.	75,000	1,932,750
Argo Group International Holdings, Ltd. (a)	151,790	6,394,913
Aspen Insurance Holdings Ltd.	368,000	10,613,120
Axis Capital Holdings Ltd.	352,200	13,725,234
MBIA, Inc. (d)	311,600	5,805,108
The Travelers Companies, Inc.	131,200	7,058,560
United America Indemnity Ltd. Class A (a)	305,800	6,091,536
XL Capital Ltd. Class A	76,100	3,828,591
		99,173,989
Reinsurance - 7.9%
Endurance Specialty Holdings Ltd.	30,100	1,256,073
Everest Re Group Ltd.	309,500	31,073,800
Greenlight Capital Re, Ltd.	2,400	49,896
IPC Holdings Ltd.	718,900	20,754,643
Max Capital Group Ltd.	514,100	14,389,659
Montpelier Re Holdings Ltd.	127,498	2,168,741
PartnerRe Ltd.	120,700	9,961,371
Platinum Underwriters Holdings Ltd.	198,400	7,055,104
RenaissanceRe Holdings Ltd.	102,300	6,162,552
		92,871,839
TOTAL INSURANCE		391,755,597
REAL ESTATE INVESTMENT TRUSTS - 4.7%
Mortgage REITs - 1.1%
Annaly Capital Management, Inc.	727,400	13,224,132
Residential REITs - 0.6%
Equity Lifestyle Properties, Inc.	141,300	6,453,171
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 3.0%
Developers Diversified Realty Corp.	281,900	$ 10,793,951
General Growth Properties, Inc.	265,800	10,945,644
Simon Property Group, Inc.	162,000	14,071,320
		35,810,915
TOTAL REAL ESTATE INVESTMENT TRUSTS		55,488,218
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Management & Development - 1.0%
Mitsubishi Estate Co. Ltd.	471,000	11,241,675
THRIFTS & MORTGAGE FINANCE - 4.4%
Thrifts & Mortgage Finance - 4.4%
BankUnited Financial Corp. Class A (d)	141,800	978,420
Countrywide Financial Corp.	917,800	8,205,132
Fannie Mae	362,586	14,496,188
FirstFed Financial Corp. (a)(d)	152,200	5,451,804
Freddie Mac (d)	370,500	12,622,935
Hudson City Bancorp, Inc.	521,600	7,834,432
Washington Mutual, Inc. (d)	189,600	2,580,456
		52,169,367
TOTAL COMMON STOCKS (Cost $1,129,051,930)		1,144,245,860
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 4.58% (b)	28,372,430	28,372,430
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	68,851,550	68,851,550
TOTAL MONEY MARKET FUNDS (Cost $97,223,980)		97,223,980
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,226,275,910)		1,241,469,840
NET OTHER ASSETS - (5.7)%		(67,120,309)
NET ASSETS - 100%		$ 1,174,349,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 326,211
Fidelity Securities Lending Cash Central Fund	136,791
Total	$ 463,002
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,228,750,539. Net unrealized appreciation aggregated $12,719,301, of which $136,388,588 related to appreciated investment securities and $123,669,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2007

1.811346.103

FR1-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 86.9%
	Principal Amount	Value
Aerospace - 1.0%
DeCrane Aircraft Holdings, Inc. Tranche 1LN, term loan 7.9963% 2/21/13 (b)	$ 988,279	$ 963,572
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 7.2% 5/11/14 (b)	1,144,250	1,087,038
Tranche 2LN, term loan 10.2% 5/11/15 pay-in-kind (b)	860,000	804,100
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 6.9013% 12/31/11 (b)	1,159,378	1,144,886
Sequa Corp. term loan 8.5% 12/3/14 (b)	9,640,000	9,471,300
TransDigm, Inc. term loan 6.8575% 6/23/13 (b)	9,760,000	9,516,000
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.45% 9/29/13 (b)	1,556,000	1,528,770
Tranche 2LN, term loan 10.95% 3/28/14 (b)	570,000	567,150
		25,082,816
Air Transportation - 1.4%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 6.8291% 4/30/12 (b)	7,840,000	7,408,800
Tranche 2LN, term loan 8.0819% 4/30/14 (b)	7,243,600	6,845,202
Northwest Airlines Corp. Tranche A, term loan 6.9481% 12/31/18 (b)	4,806,744	4,530,356
United Air Lines, Inc. Tranche B, term loan 7.125% 2/1/14 (b)	5,020,556	4,681,668
US Airways Group, Inc. term loan 7.355% 3/23/14 (b)	12,000,000	10,965,000
		34,431,026
Automotive - 5.5%
Allison Transmission, Inc. term loan 7.9645% 8/7/14 (b)	11,000,000	10,257,500
AM General LLC:
term loan 10.6988% 4/17/12 (b)	15,000,000	14,625,000
Tranche B, term loan 8.1766% 9/30/13 (b)	8,709,677	8,491,935
8.2425% 9/30/12 (b)	322,581	314,516
Ford Motor Co. term loan 8% 12/15/13 (b)	49,500,000	45,787,500
General Motors Corp. term loan 7.615% 11/29/13 (b)	12,039,025	11,286,586
Navistar International Corp.:
term loan 8.2338% 1/19/12 (b)	14,666,667	14,006,667
Credit-Linked Deposit 8.2793% 1/19/12 (b)	5,333,333	5,093,333
Oshkosh Truck Co. Tranche B, term loan 6.9% 12/6/13 (b)	14,812,500	14,182,969
Floating Rate Loans (c) - continued
	Principal Amount	Value
Automotive - continued
Rexnord Corp. Tranche B, term loan 7.5826% 7/19/13 (b)	$ 4,740,820	$ 4,663,781
Visteon Corp. term loan 8.38% 6/13/13 (b)	9,000,000	8,347,500
		137,057,287
Broadcasting - 1.5%
Entravision Communication Corp. term loan 6.73% 3/29/13 (b)	3,920,000	3,704,400
Local TV Finance LLC term loan 7.31% 5/7/13 (b)	1,432,800	1,336,086
Nexstar Broadcasting, Inc. Tranche B, term loan 6.9481% 10/1/12 (b)	5,462,087	5,216,293
Univision Communications, Inc.:
Tranche 1LN, term loan 7.2062% 9/29/14 (b)	10,128,322	9,242,094
Tranche 2LN, term loan 7.3219% 3/29/09 (b)	7,500,000	7,350,000
Tranche DD 1LN, term loan 9/29/14 (d)	351,678	320,906
VNU, Inc. term loan 7.1824% 8/9/13 (b)	9,830,191	9,301,818
		36,471,597
Cable TV - 4.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (b)	40,002,000	37,351,868
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (b)	30,467,374	28,753,585
Discovery Communications, Inc. term loan 6.83% 5/14/14 (b)	13,263,350	12,848,870
Liberty Cablevision of Puerto Rico LTC term loan 6.9906% 6/15/14 (b)	2,039,750	1,922,464
NTL Cable PLC Tranche B, term loan 7.2238% 1/10/13 (b)	3,908,602	3,771,801
PanAmSat Corp. Tranche B2, term loan 7.225% 1/3/14 (b)	7,920,000	7,801,200
San Juan Cable, Inc. Tranche 1, term loan 7.1811% 10/31/12 (b)	5,450,500	5,068,965
UPC Broadband Holding BV Tranche N1, term loan 7.13% 12/31/14 (b)	19,133,990	18,129,456
		115,648,209
Capital Goods - 1.5%
Alliance Laundry Systems LLC term loan 7.387% 1/27/12 (b)	1,528,085	1,508,984
Amsted Industries, Inc.:
term loan 7.2099% 4/5/13 (b)	3,584,173	3,512,490
Tranche DD, term loan 7.0138% 4/5/13 (b)	2,315,779	2,269,464
Ashtead Group PLC term loan 6.6875% 8/31/11 (b)	5,940,000	5,672,700
Floating Rate Loans (c) - continued
	Principal Amount	Value
Capital Goods - continued
Baker Tanks, Inc. Tranche C, term loan 7.145% 5/8/14 (b)	$ 1,472,600	$ 1,428,422
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (b)	226,667	222,133
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (b)	5,000,000	4,750,000
Tranche B 1LN, term loan 7.4463% 5/4/14 (b)	7,169,442	6,864,741
Flowserve Corp. term loan 6.4031% 8/10/12 (b)	1,184,809	1,146,302
Invensys International Holding Ltd.:
term loan 6.8975% 12/15/10 (b)	1,656,000	1,639,440
Tranche B, term loan 7.2438% 1/15/11 (b)	1,794,000	1,776,060
Kinetek Industries, Inc. Tranche B, term loan 7.3342% 11/10/13 (b)	1,230,118	1,193,215
Polypore, Inc. Tranche B, term loan 7.06% 7/3/14 (b)	3,165,442	3,054,652
Sensata Technologies BV term loan 6.7603% 4/27/13 (b)	2,700,813	2,552,268
		37,590,871
Chemicals - 0.6%
Celanese Holding LLC term loan 6.9788% 4/2/14 (b)	3,875,852	3,735,352
Foamex LP Tranche 1LN, term loan 7.5518% 2/12/13 (b)	8,085,176	7,357,511
Solutia, Inc. Tranche B, term loan 8.06% 3/31/08 (b)	2,911,025	2,903,747
		13,996,610
Consumer Products - 2.0%
Amscan Holdings, Inc. term loan 7.4906% 5/25/13 (b)	6,481,025	5,962,543
Central Garden & Pet Co. Tranche B, term loan 6.5027% 9/12/12 (b)	2,593,800	2,269,575
Fender Musical Instrument Corp.:
term loan 7.1617% 6/9/14 (b)	6,251,000	5,719,665
Tranche DD, term loan 6/9/14 (d)	3,133,333	2,867,000
Huish Detergents, Inc. Tranche B 1LN, term loan 7.2% 4/26/14 (b)	9,576,000	8,283,240
KIK Custom Products, Inc. Tranche 1LN, term loan 7.11% 5/31/14 (b)	7,920,150	6,910,331
Simmons Bedding Co. Tranche D, term loan 7.3229% 12/19/11 (b)	4,461,139	4,193,470
Spectrum Brands, Inc.:
Tranche B1, term loan 9.1212% 3/30/13 (b)	8,016,583	7,776,086
9.0863% 3/30/13 (b)	402,739	390,656
Sports Authority, Inc. Tranche B, term loan 7.4481% 5/3/13 (b)	5,199,556	4,835,587
		49,208,153
Floating Rate Loans (c) - continued
	Principal Amount	Value
Containers - 1.3%
BWAY Corp. Tranche B, term loan 6.875% 7/17/13 (b)	$ 5,339,215	$ 5,179,038
Crown Holdings, Inc.:
term loan B 6.6188% 11/15/12 (b)	1,960,000	1,920,800
Tranche B, term loan 6.6188% 11/15/12 (b)	11,123,000	10,900,540
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.4319% 6/14/13 (b)	15,028,048	14,689,917
		32,690,295
Diversified Financial Services - 4.7%
AlixPartners LLP Tranche B, term loan 7.25% 10/12/13 (b)	17,857,406	17,321,683
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7% 3/15/13 (b)	2,055,711	1,916,951
AX Acquisition Corp. Tranche B1, term loan 8.1188% 8/15/14 (b)	7,830,000	7,516,800
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 9% 8/3/12 (b)	13,526,100	12,985,056
Tranche 2LN, term loan 11.5% 8/3/13 (b)	10,670,000	9,389,600
LPL Investment Holdings, Inc. Tranche D, term loan 7.1981% 6/28/13 (b)	9,900,188	9,479,430
MSCI, Inc. term loan 7.9488% 11/20/14 (b)	1,160,000	1,162,900
Nuveen Investments, Inc. term loan 7.8221% 11/13/14 (b)	24,000,000	23,610,000
Royalty Pharma Finance Trust Tranche B, term loan 6.3875% 4/16/13 (b)	23,486,804	23,442,766
Tempus Public Foundation Generation Holdings LLC:
revolver loan 7.0981% 12/15/13 (b)	471,921	450,094
Tranche 1LN, term loan 7.1981% 12/15/13 (b)	7,629,731	7,276,856
7.0981% 12/15/13 (b)	1,505,427	1,435,801
		115,987,937
Diversified Media - 0.9%
Advanstar, Inc. Tranche 1LN, term loan 7.0925% 5/31/14 (b)	4,766,050	4,337,106
Advantage Sales & Marketing LLC term loan 6.9186% 3/29/13 (b)	2,242,557	2,119,216
Lamar Media Corp. Tranche F, term loan 6.375% 3/31/14 (b)	2,990,000	2,975,050
Muzak Holdings LLC term loan 8.74% 4/15/08 (b)	4,911,839	4,862,720
NextMedia Operating, Inc.:
Tranche 1, term loan 7.0485% 11/18/12 (b)	521,406	490,121
Tranche 2, term loan 9.3% 11/18/13 (b)	3,000,000	2,760,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Quebecor Media, Inc. Tranche B, term loan 7.2425% 1/17/13 (b)	$ 2,534,850	$ 2,465,142
R.H. Donnelley Corp. Tranche D1, term loan 7.0599% 6/30/11 (b)	1,229,968	1,186,919
		21,196,274
Electric Utilities - 7.2%
Bicent Power LLC:
Tranche 2LN, term loan 8.83% 12/31/14 (b)	7,570,000	6,964,400
Tranche B 1LN, term loan 6.83% 6/30/14 (b)	12,390,087	12,111,310
Boston Generating LLC:
Credit-Linked Deposit 7.4481% 12/20/13 (b)	1,893,323	1,779,724
Tranche 1LN, revolver loan 7.4481% 12/20/13 (b)	530,138	498,329
Tranche B 1LN, term loan 7.08% 12/20/13 (b)	8,469,992	7,961,793
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (b)	19,850,000	19,204,875
Coleto Creek WLE LP:
LOC 8.0481% 6/28/13 (b)	1,762,833	1,674,692
term loan 7.58% 6/28/13 (b)	10,910,405	10,364,885
Covanta Energy Corp.:
term loan 6.5746% 2/9/14 (b)	8,646,005	8,192,090
6.0025% 2/9/14 (b)	4,288,660	4,063,505
Dynegy Holdings, Inc. 6.355% 4/2/13 (b)	3,000,000	2,805,000
Energy Investors Funds term loan 6.9635% 4/11/14 (b)	4,139,625	3,870,549
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.19% 5/1/14 (b)	5,099,332	5,048,339
Tranche 2LN, term loan 8.94% 11/1/14 (b)	2,610,000	2,564,325
MACH Gen LLC:
term loan 7% 2/22/14 (b)	2,368,575	2,232,382
7.2% 2/22/13 (b)	247,500	233,269
Mirant North America LLC term loan 6.5719% 1/3/13 (b)	14,498,918	13,882,714
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (b)	14,080,469	13,376,446
6.8481% 2/1/13 (b)	6,500,896	6,175,851
NSG Holdings LLC:
term loan 6.56% 6/15/14 (b)	4,386,575	4,123,380
6.56% 6/15/14 (b)	579,592	544,816
Reliant Energy, Inc. 6.855% 6/30/14 (b)	5,240,000	4,978,000
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 8.3963% 10/10/14 (b)	47,905,000	47,036,722
		179,687,396
Floating Rate Loans (c) - continued
	Principal Amount	Value
Energy - 3.5%
Alon USA, Inc. term loan 7.095% 6/22/13 (b)	$ 2,147,300	$ 2,061,408
Antero Resources Corp. Tranche 2LN, term loan 9.7% 4/12/14 (b)	10,000,000	9,650,000
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (b)	810,811	786,486
Tranche D, term loan 8.4811% 12/28/13 (b)	2,644,335	2,565,005
Express Energy Services LLC term loan 8.6981% 2/23/13 (b)	9,928,061	9,679,860
FleetCor Technologies Operating Co. LLC:
term loan 7.4405% 4/30/13 (b)	1,894,021	1,808,790
Tranche DD, term loan 4/30/13 (d)	381,667	364,492
Helix Energy Solutions Group, Inc. term loan 7.0727% 7/1/13 (b)	2,535,440	2,446,700
Hercules Offshore, Inc. term loan 6.58% 7/11/13 (b)	3,751,150	3,633,927
Kinder Morgan, Inc. Tranche B, term loan 6.33% 5/30/14 (b)	7,737,576	7,698,888
Nebraska Energy, Inc.:
Tranche 2LN, term loan 9.4375% 5/1/14 (b)	8,170,000	7,353,000
Tranche B 1LN, term loan 8.125% 11/1/13 (b)	12,989,341	12,209,981
Tranche B, Credit-Linked Deposit 7.75% 11/1/13 (b)	1,587,480	1,492,231
SandRidge Energy, Inc. term loan 8.8538% 4/1/14 (b)	10,000,000	9,875,000
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.3231% 10/31/12 (b)	1,677,696	1,635,754
term loan 6.9198% 10/31/12 (b)	2,983,501	2,908,913
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (b)	5,150,000	5,021,250
Western Refining, Inc. term loan 6.5588% 5/30/14 (b)	5,987,057	5,680,220
		86,871,905
Entertainment/Film - 0.7%
AMC Entertainment, Inc. term loan 6.615% 1/26/13 (b)	1,901,200	1,825,152
National CineMedia LLC term loan 6.87% 2/13/15 (b)	16,210,000	15,196,875
		17,022,027
Environmental - 0.6%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.6206% 3/28/14 (b)	2,938,914	2,814,011
term loan 6.586% 3/28/14 (b)	6,153,593	5,892,065
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.4481% 2/5/13 (b)	5,105,822	4,799,473
Floating Rate Loans (c) - continued
	Principal Amount	Value
Environmental - continued
Casella Waste Systems, Inc. Tranche B, term loan 6.9858% 4/28/10 (b)	$ 1,561,926	$ 1,515,068
Synagro Technologies, Inc. Tranche 1LN, term loan 6.89% 3/30/14 (b)	218,900	210,691
		15,231,308
Food and Drug Retail - 2.2%
GNC Corp. term loan 7.48% 9/16/13 (b)	6,530,650	5,942,892
Rite Aid Corp. Tranche ABL, term loan 6.8002% 6/4/14 (b)	36,140,000	33,700,550
SUPERVALU, Inc. Tranche B, term loan 6.1675% 6/2/12 (b)	15,140,021	14,761,520
		54,404,962
Food/Beverage/Tobacco - 2.0%
Advance Food Co.:
Tranche 1LN, term loan 6.58% 3/16/14 (b)	2,447,064	2,288,005
Tranche DD 1LN, term loan 3/16/14 (d)	704,444	658,656
B&G Foods, Inc. Tranche C, term loan 7.06% 2/26/13 (b)	695,217	679,575
Bolthouse Farms, Inc. Tranche 1, term loan 7.5% 12/16/12 (b)	4,439,675	4,306,485
Culligan International Co. Tranche 1LN, term loan 7.0887% 11/24/12 (b)	8,932,500	7,369,313
Dean Foods Co. Tranche B, term loan 6.58% 4/2/14 (b)	19,750,000	18,663,750
Jetro Holdings, Inc. term loan 7.74% 7/2/14 (b)	9,174,063	8,898,841
Pierre Foods, Inc. Tranche B, term loan 8.88% 6/30/10 (b)	5,955,065	5,776,413
		48,641,038
Gaming - 2.6%
Ameristar Casinos, Inc. term loan 7.4275% 11/10/12 (b)	558,600	550,221
Centaur Gaming LLC:
term loan 10/30/12 (d)	2,192,982	2,105,263
Tranche 1LN, term loan 8.83% 10/30/12 (b)	10,307,018	9,688,596
Tranche 2LN, term loan 12.33% 10/30/12 (b)	4,500,000	4,320,000
Fantasy Springs Resort Casino term loan 10.64% 8/6/12 (b)	7,190,000	7,136,075
Greenwood Racing, Inc. term loan 7.1% 11/28/11 (b)	2,277,000	2,157,458
Kerzner International Ltd.:
term loan 8.1325% 9/1/13 (b)	19,071,700	17,832,039
Class DD, term loan 7.747% 9/1/13 (b)	7,850,094	7,339,837
Floating Rate Loans (c) - continued
	Principal Amount	Value
Gaming - continued
PITG Gaming Investor Holdings LLC term loan 10.965% 5/15/08 (b)	$ 5,780,000	$ 5,548,800
Tropicana Entertainment term loan 7.4481% 7/3/08 (b)	3,400,000	3,315,000
Venetian Macau US Finance, Inc. Tranche B, term loan 7.45% 5/25/13 (b)	5,950,000	5,682,250
		65,675,539
Healthcare - 11.4%
Advanced Medical Optics, Inc. term loan 6.9496% 4/2/14 (b)	1,131,450	1,055,077
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.1442% 2/7/12 (b)	9,585,440	9,333,822
Bausch & Lomb, Inc. term loan:
4/26/15 (d)	1,800,000	1,788,750
8.08% 4/26/15 (b)	7,200,000	7,155,000
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (b)	30,447,796	29,077,645
Tranche DD, term loan 7/25/14 (d)	1,531,323	1,462,413
Concentra Operating Corp. Tranche B 1LN, term loan 7.08% 6/25/14 (b)	4,228,750	3,932,738
CRC Health Group, Inc.:
term loan 7.0925% 2/6/13 (b)	1,021,865	973,326
Tranche AO, term loan 7.0925% 2/6/13 (b)	674,073	642,054
DaVita, Inc. Tranche B1, term loan 6.5548% 10/5/12 (b)	16,590,432	15,926,815
Fenwal, Inc.:
Tranche 1LN, term loan 7.3313% 2/28/14 (b)	4,144,715	3,870,128
Tranche DD 1LN, term loan 2/28/14 (d)	696,020	649,909
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.2723% 3/31/12 (b)	16,232,143	15,603,147
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 7.9481% 5/3/12 (b)	4,425,000	4,137,375
Tranche B 2LN, term loan 11.33% 5/3/13 (b)	5,000,000	4,100,000
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (b)	51,024,569	49,238,702
Health Management Associates, Inc. Tranche B, term loan 6.5802% 2/28/14 (b)	5,806,053	5,406,887
HealthSouth Corp. term loan 7.7481% 3/10/13 (b)	6,312,970	6,028,886
Hologic, Inc. Tranche B1, term loan 7.5% 3/31/13 (b)	4,662,145	4,638,835
IASIS Healthcare Corp.:
term loan 7.0644% 3/15/14 (b)	7,382,340	6,976,312
Tranche DD, term loan 7.1506% 3/15/14 (b)(d)	2,537,444	2,397,885
6.6313% 3/15/14 (b)	676,652	639,436
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 6.846% 6/26/14 (b)	$ 15,541,925	$ 14,764,829
Tranche 2LN, term loan 9.0925% 6/26/15 (b)	423,913	411,196
LifePoint Hospitals, Inc. Tranche B, term loan 6.715% 4/15/12 (b)	1,691,005	1,614,910
Manor Care, Inc. term loan 9% 12/21/14 (b)	9,640,000	9,230,300
Mylan, Inc. Tranche B, term loan 7.8206% 10/2/14 (b)	17,350,000	17,176,500
National Mentor, Inc.:
Credit-Linked Deposit 7.32% 6/29/13 (b)	282,143	264,509
Tranche B, term loan 7.2% 6/29/13 (b)	4,647,089	4,356,646
National Renal Institutes, Inc. term loan 7.5% 3/31/13 (b)	8,813,375	8,284,573
Psychiatric Solutions, Inc. term loan 6.7857% 7/1/12 (b)	5,483,310	5,250,269
Renal Advantage, Inc. Tranche B, term loan 8.0975% 9/30/12 (b)	3,900,290	3,724,777
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 7.7196% 6/15/14 (b)	9,950,000	9,228,625
Tranche 2LN, term loan 10.9738% 6/15/15 (b)	8,000,000	7,360,000
Stiefel Laboratories, Inc. term loan 7.4988% 12/28/13 (b)	8,028,900	7,707,744
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.1277% 4/19/14 (b)	2,105,678	2,000,394
Tranche DD, term loan 6.9613% 4/19/14 (b)	307,241	291,879
7.2288% 4/19/13 (b)	477,931	454,034
Team Health, Inc. term loan 7.3471% 11/22/12 (b)	4,755,300	4,493,759
U.S. Oncology, Inc. Tranche C, term loan 7.4481% 8/20/11 (b)	543,002	528,070
VWR Funding, Inc. term loan 7.6981% 6/29/14 (b)	10,000,000	9,475,000
		281,653,156
Homebuilding/Real Estate - 1.9%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (b)	14,790,846	14,476,540
CB Richard Ellis Group, Inc. Tranche B, term loan 6.4488% 12/20/13 (b)	8,727,273	8,290,909
General Growth Properties, Inc. Tranche A1, term loan 6.5% 2/24/10 (b)	7,810,526	7,400,474
North Las Vegas/Olympia Group Tranche 1, term loan 7.5588% 5/9/11 (b)	852,792	712,081
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (b)	8,623,333	7,545,417
8.24% 10/10/13 (b)	2,321,667	2,031,458
Tishman Speyer Properties term loan 7% 12/27/12 (b)	7,780,000	7,274,300
		47,731,179
Floating Rate Loans (c) - continued
	Principal Amount	Value
Insurance - 0.2%
USI Holdings Corp. Tranche B, term loan 7.95% 5/4/14 (b)	$ 5,910,300	$ 5,614,785
Leisure - 1.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.8091% 6/8/12 (b)	2,955,000	2,836,800
AMF Bowling Worldwide, Inc. Tranche B, term loan 8.2114% 6/8/13 (b)	4,877,775	4,536,331
Intrawest Resorts term loan 8.0698% 4/24/08 (b)	13,145,517	13,046,926
London Arena & Waterfront Finance LLC Tranche A, term loan 7.6325% 3/8/12 (b)	3,566,475	3,495,146
Six Flags, Inc. Tranche B, term loan 7.2495% 4/30/15 (b)	6,923,903	6,335,371
Southwest Sports Group, Inc. Tranche B, term loan 7.75% 12/22/10 (b)	7,890,000	7,574,400
Universal City Development Partners Ltd. term loan 6.8405% 6/9/11 (b)	9,042,501	8,850,347
		46,675,321
Metals/Mining - 0.6%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 6.5925% 10/26/12 (b)	1,091,025	1,074,660
Compass Minerals Tranche B, term loan 6.3791% 12/22/12 (b)	4,091,631	3,999,569
Noranda Aluminium Acquisition Corp. Tranche B, term loan 6.91% 5/18/14 (b)	2,398,425	2,305,486
Oxbow Carbon LLC:
Tranche B, term loan 7.1942% 5/8/14 (b)	6,946,111	6,425,153
Tranche DD, term loan 7.1981% 5/8/14 (b)	621,842	575,203
		14,380,071
Paper - 1.4%
Boise Cascade Holdings LLC:
Tranche DD E, term loan 6.375% 4/30/14 (b)	1,438,254	1,420,276
Tranche E, term loan 6.5232% 4/30/14 (b)	6,389,855	6,309,982
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (b)	11,794,925	11,249,410
NewPage Corp. term loan 8.6875% 12/21/14 (b)	12,010,000	11,859,875
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.23% 11/1/10 (b)	655,111	642,009
Tranche B, term loan 7.1715% 11/1/11 (b)	614,043	607,902
Tranche C, term loan 7.1543% 11/1/11 (b)	1,682,459	1,665,634
Tranche C1, term loan 7.25% 11/1/11 (b)	440,011	430,111
		34,185,199
Floating Rate Loans (c) - continued
	Principal Amount	Value
Publishing/Printing - 2.0%
Cenveo Corp.:
term loan 6.66% 6/21/13 (b)	$ 3,500,341	$ 3,325,324
Tranche DD, term loan 6.66% 6/21/13 (b)	116,636	110,804
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.6016% 3/9/10 (b)	7,240,399	7,068,440
Tranche B1, term loan 6.3783% 3/10/10 (b)	3,045,444	2,969,308
MediMedia USA, Inc. Tranche B, term loan 7.3743% 10/5/13 (b)	1,019,700	978,912
The Reader's Digest Association, Inc. term loan 7.1877% 3/2/14 (b)	6,431,400	5,756,103
Tribune Co. term loan 7.7438% 5/17/09 (b)	23,666,667	22,897,500
Yell Group PLC Tranche B1, term loan 6.8219% 2/10/13 (b)	7,120,000	6,853,000
		49,959,391
Railroad - 0.5%
Helm Holding Corp. Tranche 1, term loan 7.2014% 7/8/11 (b)	1,239,685	1,202,494
Kansas City Southern Railway Co. Tranche B, term loan 6.5878% 4/28/13 (b)	11,102,058	10,768,996
		11,971,490
Restaurants - 0.7%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.1679% 7/25/12 (b)	3,570,968	3,481,694
Del Taco Tranche B, term loan 7.08% 3/29/13 (b)	5,851,839	5,310,544
NPC International, Inc. term loan 6.8529% 5/3/13 (b)	2,168,000	2,027,080
OSI Restaurant Partners, Inc.:
term loan 7.125% 6/14/14 (b)	6,013,114	5,554,614
7.1275% 6/14/13 (b)	508,271	469,515
		16,843,447
Services - 5.0%
Adesa, Inc. term loan 7.08% 10/20/13 (b)	8,955,000	8,395,313
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (b)	5,000,000	4,600,000
ARAMARK Corp.:
term loan 6.83% 1/26/14 (b)	21,567,405	20,489,034
6.83% 1/26/14 (b)	1,541,744	1,464,657
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.21% 4/19/12 (b)	5,274,952	5,063,954
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.1415% 2/7/14 (b)	2,029,663	1,928,179
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Central Parking Corp.:
Tranche 2LN, term loan 9.3125% 11/22/14 (b)	$ 1,950,000	$ 1,852,500
Tranche B 1LN, term loan 7.4071% 5/22/14 (b)	1,060,109	1,000,478
7.4375% 5/22/14 (b)	331,897	313,227
Dollar Thrifty Automotive Group, Inc. term loan 6.9069% 6/15/14 (b)	5,175	5,175
Educate, Inc.:
Tranche 1LN, term loan 7.4675% 6/14/13 (b)	1,847,883	1,737,010
Tranche 2LN, term loan 10.08% 6/14/14 (b)	2,700,000	2,551,500
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 6.625% 6/1/13 (b)	11,155,220	10,820,563
Florida Career College Holdings, Inc. Tranche B, term loan 7.58% 6/7/13 (b)	9,950,000	9,452,500
McJunkin Corp. term loan 7.4481% 1/31/14 (b)	2,841,300	2,784,474
Rural/Metro Corp.:
Credit-Linked Deposit 8.3% 3/4/11 (b)	2,671,273	2,631,204
term loan 7.0761% 3/4/11 (b)	3,635,885	3,581,347
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.4481% 1/31/13 (b)	1,260,985	1,220,003
Thomson Learning, Inc. term loan 7.95% 7/5/14 (b)	31,920,000	30,164,400
United Rentals, Inc.:
term loan 7.11% 2/14/11 (b)	1,255,752	1,224,359
Tranche B, Credit-Linked Deposit 7.57% 2/14/11 (b)	529,569	516,330
URS Corp. Tranche B, term loan 7.5419% 5/15/13 (b)	1,615,583	1,615,583
West Corp. term loan 7.289% 10/24/13 (b)	11,819,434	11,228,462
		124,640,252
Specialty Retailing - 1.4%
Burlington Coat Factory Warehouse Corp. term loan 7.32% 5/28/13 (b)	4,848,928	4,267,056
Claire's Stores, Inc. term loan 7.5905% 5/29/14 (b)	14,925,000	12,648,938
Harbor Freight Tools USA, Inc. Tranche C, term loan 7.215% 2/12/13 (b)	1,243,712	1,169,089
Michaels Stores, Inc. term loan 7.6136% 10/31/13 (b)	10,944,724	10,123,869
Sally Holdings LLC Tranche B, term loan 7.5194% 11/16/13 (b)	8,117,250	7,630,215
		35,839,167
Floating Rate Loans (c) - continued
	Principal Amount	Value
Steels - 0.4%
Edgen Murray Corp. term loan 7.6434% 5/11/14 (b)	$ 9,452,500	$ 8,743,563
Tube City IMS Corp.:
term loan 7.4481% 1/25/14 (b)	885,203	876,351
7.5481% 1/25/14 (b)	108,108	107,027
		9,726,941
Super Retail - 1.4%
Dollar General Corp.:
Tranche B1, term loan 0% 7/6/14 (b)	1,060,000	977,850
Tranche B2, term loan 7.9267% 7/6/14 (b)	1,920,000	1,728,000
J. Crew Group, Inc. term loan 6.7863% 5/15/13 (b)	3,802,632	3,688,553
PETCO Animal Supplies, Inc. term loan 7.3282% 10/26/13 (b)	10,989,000	10,549,440
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (b)	19,400,000	18,818,000
		35,761,843
Technology - 6.7%
Acxiom Corp. term loan 6.6295% 9/15/12 (b)	4,366,667	4,202,917
Affiliated Computer Services, Inc.:
term loan 6.7931% 3/20/13 (b)	4,526,887	4,413,715
Tranche B2, term loan 7.044% 3/20/13 (b)	4,931,250	4,807,969
First Data Corp.:
Tranch B3, term loan 7.63% 9/24/14 (b)	2,992,500	2,842,875
Tranche B2, term loan 7.63% 9/24/14 (b)	5,286,750	5,022,413
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (b)	10,849,464	10,551,104
Tranche B-A1, term loan 7.455% 10/1/14 (b)	3,117,188	3,031,465
Freescale Semiconductor, Inc. term loan 6.975% 12/1/13 (b)	21,026,063	19,501,673
Information Resources, Inc. Tranche B, term loan 6.7698% 5/16/14 (b)	5,436,564	5,001,639
Intergraph Corp. Tranche 1LN, term loan 7.4481% 5/29/14 (b)	5,861,667	5,605,219
IPC Systems, Inc. Tranche 2LN, term loan 10.0925% 5/31/15 (b)	4,000,000	3,080,000
Kronos, Inc.:
Tranche 1LN, term loan 7.08% 6/11/14 (b)	14,817,857	13,854,696
Tranche 2LN, term loan 10.58% 6/11/15 (b)	28,000,000	26,040,000
Metavante Technologies, Inc. Tranche B, term loan 6.66% 11/1/14 (b)	11,560,000	11,242,100
ON Semiconductor Corp. term loan 6.9481% 9/6/13 (b)	807,380	775,085
Floating Rate Loans (c) - continued
	Principal Amount	Value
Technology - continued
Open Solutions, Inc. term loan 7.275% 1/23/14 (b)	$ 2,913,471	$ 2,709,528
Serena Software, Inc. term loan 7.175% 3/10/13 (b)	7,561,250	7,277,703
SS&C Technologies, Inc. term loan 7.2% 11/23/12 (b)	1,989,539	1,919,905
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (b)	33,813,150	32,629,690
TTM Technologies, Inc. term loan 7.2323% 10/27/12 (b)	2,275,000	2,240,875
		166,750,571
Telecommunications - 6.5%
Alaska Communications Systems Holding term loan:
6.58% 2/1/12 (b)	7,100,000	6,762,750
6.58% 2/1/12 (b)	1,000,000	952,500
Alltel Communications, Inc. Tranche B3, term loan 7.7775% 5/16/15 (b)	9,615,900	9,243,284
Asurion Corp.:
Tranche 1LN, term loan 7.8775% 7/3/14 (b)	12,000,000	11,580,000
Tranche 2LN, term loan 11.5901% 7/3/15 (b)	5,000,000	4,825,000
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (b)	5,151,075	4,906,399
Digicel International Finance Ltd. term loan 7.375% 3/30/12 (b)	5,000,000	4,750,000
Hawaiian Telcom Communications, Inc. Tranche C, term loan 7.08% 6/1/14 (b)	8,243,236	7,666,210
Intelsat Bermuda Ltd. term loan 7.725% 1/12/14 (b)	4,000,000	3,930,000
Intelsat Ltd. Tranche B, term loan 7.225% 7/3/13 (b)	7,920,000	7,850,700
Knology, Inc. term loan 7.48% 4/6/12 (b)	6,457,550	6,166,960
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (b)	4,629,500	4,565,844
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (b)	21,000,000	19,871,250
MetroPCS Wireless, Inc. Tranche B, term loan 7.3027% 11/3/13 (b)	6,392,632	6,128,936
NTELOS, Inc. Tranche B1, term loan 7.08% 8/24/11 (b)	7,470,146	7,395,445
Nuvox, Inc. Tranche B, term loan 8.2407% 5/31/14 (b)	3,251,850	3,154,295
Paetec Communications, Inc. Tranche B, term loan 7.3219% 2/28/13 (b)	3,708,217	3,634,052
RCN Corp. term loan 7.5% 4/25/14 (b)	8,955,000	8,440,088
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
Telesat Holding, Inc. term loan:
7.9478% 10/31/14 (b)	$ 22,110,236	$ 21,585,118
8% 10/31/14 (b)(d)	1,889,764	1,844,882
Wind Telecomunicazioni SpA term loan 12.4488% 12/12/11 pay-in-kind (b)	8,260,369	8,004,974
Windstream Corp. Tranche B1, term loan 6.7144% 7/17/13 (b)	7,324,306	7,159,509
		160,418,196
Textiles & Apparel - 1.0%
Hanesbrands, Inc. Tranche B 1LN, term loan 6.7789% 9/5/13 (b)	3,486,607	3,386,367
Iconix Brand Group, Inc. term loan 7.45% 4/30/13 (b)	5,974,925	5,631,367
Levi Strauss & Co. term loan 7.5681% 4/4/14 (b)	15,750,000	14,017,500
William Carter Co. term loan 6.4313% 6/29/12 (b)	580,599	557,375
		23,592,609
TOTAL FLOATING RATE LOANS (Cost $2,251,266,943)		2,152,638,868
Nonconvertible Bonds - 6.7%

Automotive - 1.3%
Ford Motor Credit Co. LLC 9.6925% 4/15/12 (b)	18,700,000	18,326,000
GMAC LLC 6.1188% 5/15/09 (b)	15,000,000	13,950,000
		32,276,000
Broadcasting - 0.2%
Paxson Communications Corp. 8.4925% 1/15/12 (a)(b)	5,000,000	5,000,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,724,800
Capital Goods - 0.2%
Esco Corp. 8.8656% 12/15/13 (a)(b)	5,250,000	5,197,500
Diversified Financial Services - 0.8%
Residential Capital Corp.:
8.3144% 4/17/09 (b)	5,000,000	3,550,000
8.5444% 4/17/09 (a)(b)	7,000,000	3,430,000
Residential Capital LLC 5.6463% 6/9/08 (b)	15,000,000	12,787,500
		19,767,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 0.9%
Energy Partners Ltd. 10.3675% 4/15/13 (b)	$ 7,500,000	$ 7,387,500
Stone Energy Corp. 6.75% 12/15/14	16,762,000	15,337,230
		22,724,730
Gaming - 0.4%
Chukchansi Economic Development Authority 8.2375% 11/15/12 (a)(b)	8,886,000	8,797,140
Insurance - 0.1%
USI Holdings Corp. 8.7438% 11/15/14 (a)(b)	3,050,000	2,684,000
Metals/Mining - 0.7%
FMG Finance Property Ltd. 9.1238% 9/1/11 (a)(b)	6,000,000	6,120,000
Freeport-McMoRan Copper & Gold, Inc. 8.3944% 4/1/15 (b)	9,420,000	9,537,750
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (a)(b)	3,510,000	2,965,950
		18,623,700
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.3688% 5/15/14 (b)	310,000	283,650
Technology - 1.2%
Avago Technologies Finance Ltd. 10.6238% 6/1/13 (b)	1,000,000	1,015,000
Freescale Semiconductor, Inc. 8.8656% 12/15/14 (b)	13,925,000	11,836,250
Nortel Networks Corp. 9.4925% 7/15/11 (a)(b)	8,680,000	8,419,600
NXP BV 7.9925% 10/15/13 (b)	10,000,000	9,200,000
		30,470,850
Telecommunications - 0.7%
Intelsat Ltd. 10.8288% 6/15/13 (b)	2,000,000	2,050,000
Qwest Corp. 8.2406% 6/15/13 (b)	7,840,000	7,996,800
Rural Cellular Corp. 8.1238% 6/1/13 (b)	6,000,000	6,120,000
		16,166,800
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (a)(b)	1,880,000	1,861,200
TOTAL NONCONVERTIBLE BONDS (Cost $180,897,635)		165,577,870
Cash Equivalents - 8.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
1.28%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 7,744,550	$ 7,744,000
4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	206,588,988	206,535,000
TOTAL CASH EQUIVALENTS (Cost $214,279,000)		214,279,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,646,443,578)		2,532,495,738
NET OTHER ASSETS - (2.2)%		(54,623,491)
NET ASSETS - 100%		$ 2,477,872,247
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,475,390 or 1.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $12,796,220 and $12,167,017, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,744,000 due 1/02/08 at 1.28%
Banc of America Securities LLC	$ 1,471,699
Barclays Capital, Inc.	2,526,343
Goldman, Sachs & Co.	3,745,958
$ 7,744,000
$206,535,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 93,681,115
Bank of America, NA	38,630,766
Barclays Capital, Inc.	64,384,610
ING Financial Markets LLC	7,906,971
WestLB AG	1,931,538
$ 206,535,000
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,646,233,403. Net unrealized depreciation aggregated $113,737,665, of which $1,884,564 related to appreciated investment securities and $115,622,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2007

1.842158.101

HCCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BIOTECHNOLOGY - 14.2%
Biotechnology - 14.2%
3SBio, Inc. sponsored ADR	41,557	$ 618,368
Acadia Pharmaceuticals, Inc. (a)	55,900	618,813
Alexion Pharmaceuticals, Inc. (a)	20,900	1,568,127
Alnylam Pharmaceuticals, Inc. (a)	129,200	3,757,136
Amgen, Inc. (a)	311,640	14,472,562
Amylin Pharmaceuticals, Inc. (a)	54,400	2,012,800
Arena Pharmaceuticals, Inc. (a)	41,300	323,379
Biogen Idec, Inc. (a)	224,540	12,780,817
BioMarin Pharmaceutical, Inc. (a)	97,900	3,465,660
Celgene Corp. (a)	123,300	5,697,693
Cephalon, Inc. (a)	25,900	1,858,584
Cougar Biotechnology, Inc. (a)	9,900	323,730
Cougar Biotechnology, Inc. (a)	6,226	183,231
CSL Ltd.	119,826	3,816,185
CytRx Corp. (a)	240,100	681,884
deCODE genetics, Inc. (a)(d)	289,664	1,065,964
Dyadic International, Inc. (a)	65,000	92,625
Genentech, Inc. (a)	172,171	11,547,509
Genmab AS (a)	6,600	399,143
Genzyme Corp. (a)	104,568	7,784,042
Gilead Sciences, Inc. (a)	467,900	21,528,079
Grifols SA	26,332	592,190
GTx, Inc. (a)	78,700	1,129,345
Human Genome Sciences, Inc. (a)	58,700	612,828
Idera Pharmaceuticals, Inc. (a)(d)	11,000	144,100
ImClone Systems, Inc. (a)	64,800	2,786,400
Indevus Pharmaceuticals, Inc. (a)	70,000	486,500
Isis Pharmaceuticals, Inc. (a)	156,828	2,470,041
MannKind Corp. (a)	28,312	225,364
Millennium Pharmaceuticals, Inc. (a)	138,300	2,071,734
Molecular Insight Pharmaceuticals, Inc.	92,300	836,238
Myriad Genetics, Inc. (a)	17,300	803,066
Omrix Biopharmaceuticals, Inc. (a)	11,000	382,140
ONYX Pharmaceuticals, Inc. (a)	15,700	873,234
Orchid Cellmark, Inc. (a)	56,139	280,695
OREXIGEN Therapeutics, Inc.	17,700	252,225
OSI Pharmaceuticals, Inc. (a)	23,950	1,161,815
PDL BioPharma, Inc. (a)	52,757	924,303
Pharmion Corp. (a)	600	37,716
Progenics Pharmaceuticals, Inc. (a)	48,700	880,009
Theravance, Inc. (a)	61,800	1,205,100
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
United Therapeutics Corp. (a)	4,400	$ 429,660
Vanda Pharmaceuticals, Inc. (a)	12,488	85,917
Vertex Pharmaceuticals, Inc. (a)	90,482	2,101,897
Zymogenetics, Inc. (a)(d)	20,923	244,171
		115,613,019
CHEMICALS - 1.6%
Diversified Chemicals - 0.9%
Bayer AG	11,400	1,037,400
Bayer AG sponsored ADR	73,316	6,671,756
		7,709,156
Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	12,349	1,379,260
Potash Corp. of Saskatchewan, Inc.	8,000	1,151,680
The Mosaic Co. (a)	29,400	2,773,596
		5,304,536
TOTAL CHEMICALS		13,013,692
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	154,100	1,271,325
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
A&D Pharma Holdings NV (Reg. S) unit	16,400	370,979
China Nepstar Chain Drugstore Ltd. ADR	21,300	374,454
CVS Caremark Corp.	112,532	4,473,147
		5,218,580
FOOD PRODUCTS - 0.6%
Agricultural Products - 0.6%
Bunge Ltd.	40,600	4,726,246
HEALTH CARE EQUIPMENT & SUPPLIES - 19.8%
Health Care Equipment - 16.7%
American Medical Systems Holdings, Inc. (a)	104,800	1,515,408
Aspect Medical Systems, Inc. (a)(d)	272,940	3,821,160
Baxter International, Inc.	418,720	24,306,696
Beckman Coulter, Inc.	15,000	1,092,000
Becton, Dickinson & Co.	262,200	21,914,676
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Boston Scientific Corp. (a)	302,800	$ 3,521,564
C.R. Bard, Inc.	123,542	11,711,782
Covidien Ltd.	236,564	10,477,420
Electro-Optical Sciences, Inc. (a)	355,800	1,604,658
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(e)	18,650	30,627
Gen-Probe, Inc. (a)	23,000	1,447,390
Golden Meditech Co. Ltd.	6,344,000	2,831,453
Gyrus Group PLC (a)	85,949	1,058,760
Hillenbrand Industries, Inc.	22,000	1,226,060
I-Flow Corp. (a)	208,821	3,295,195
Integra LifeSciences Holdings Corp. (a)	101,700	4,264,281
Intuitive Surgical, Inc. (a)	5,200	1,687,400
Invacare Corp.	3,300	83,160
Kinetic Concepts, Inc. (a)	3,200	171,392
Medtronic, Inc.	122,300	6,148,021
Mentor Corp.	13,100	512,210
Meridian Bioscience, Inc.	20,900	628,672
Mindray Medical International Ltd. sponsored ADR	36,871	1,584,347
NeuroMetrix, Inc. (a)	73,841	679,337
Northstar Neuroscience, Inc. (a)	36,600	340,380
Orthofix International NV (a)	8,600	498,542
Quidel Corp. (a)	22,168	431,611
Respironics, Inc. (a)	74,100	4,852,068
Sirona Dental Systems, Inc. (a)	10,817	362,153
Smith & Nephew PLC	295,500	3,393,522
Smith & Nephew PLC sponsored ADR	56,400	3,238,488
St. Jude Medical, Inc. (a)	172,900	7,026,656
Stryker Corp.	103,800	7,755,936
Symmetry Medical, Inc. (a)	49,769	867,474
The Spectranetics Corp. (a)	65,000	996,450
ThermoGenesis Corp. (a)	138,900	219,462
		135,596,411
Health Care Supplies - 3.1%
Alcon, Inc.	32,300	4,620,192
Cooper Companies, Inc.	21,000	798,000
Haemonetics Corp. (a)	6,600	415,932
Immucor, Inc. (a)	45,006	1,529,754
Inverness Medical Innovations, Inc. (a)	268,800	15,101,184
Omega Pharma SA	15,746	1,096,132
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	836,000	$ 1,929,948
TranS1, Inc.	4,500	74,115
		25,565,257
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		161,161,668
HEALTH CARE PROVIDERS & SERVICES - 21.3%
Health Care Distributors & Services - 4.0%
Celesio AG	1,100	68,227
Henry Schein, Inc. (a)	83,474	5,125,304
McKesson Corp.	271,300	17,772,863
Patterson Companies, Inc. (a)	29,300	994,735
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	370,700	7,913,820
United Drug PLC (Ireland)	76,400	440,418
		32,315,367
Health Care Facilities - 2.3%
Acibadem Saglik Hizmetleri AS	357,405	2,540,322
Apollo Hospitals Enterprise Ltd.	136,761	1,824,695
Bangkok Dusit Medical Service PCL (For. Reg.)	27,300	27,126
Brookdale Senior Living, Inc. (d)	74,902	2,127,966
Bumrungrad Hospital PCL (For. Reg.)	619,800	744,532
CVS Group plc (a)	200	932
Emeritus Corp. (a)	154,731	3,891,485
LifePoint Hospitals, Inc. (a)	52,800	1,570,272
Raffles Medical Group Ltd.	64,000	67,044
Sun Healthcare Group, Inc. (a)	189,418	3,252,307
Universal Health Services, Inc. Class B	19,600	1,003,520
VCA Antech, Inc. (a)	33,000	1,459,590
		18,509,791
Health Care Services - 4.4%
athenahealth, Inc.	600	21,600
Diagnosticos da America SA	274,700	5,694,624
Express Scripts, Inc. (a)	178,565	13,035,245
HAPC, Inc. (a)	539,000	2,236,850
Health Grades, Inc. (a)	427,346	2,542,709
Healthways, Inc. (a)	14,700	859,068
HMS Holdings Corp. (a)	46,200	1,534,302
LHC Group, Inc. (a)	123,501	3,085,055
Matria Healthcare, Inc. (a)	5,400	128,358
Nighthawk Radiology Holdings, Inc. (a)	239,700	5,045,685
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Omnicare, Inc.	38,300	$ 873,623
Rural/Metro Corp. (a)	150,100	321,214
Virtual Radiologic Corp.	5,300	107,484
		35,485,817
Managed Health Care - 10.6%
Health Net, Inc. (a)	133,900	6,467,370
Healthspring, Inc. (a)	44,000	838,200
Humana, Inc. (a)	206,396	15,543,683
Medial Saude SA (a)	309,600	3,904,787
Triple-S Management Corp.	61,619	1,245,320
UnitedHealth Group, Inc.	672,900	39,162,780
Universal American Financial Corp. (a)	418,260	10,703,273
Wellcare Health Plans, Inc. (a)	24,600	1,043,286
WellPoint, Inc. (a)	87,700	7,693,921
		86,602,620
TOTAL HEALTH CARE PROVIDERS & SERVICES		172,913,595
HEALTH CARE TECHNOLOGY - 2.0%
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	190,953	3,708,307
Cerner Corp. (a)	36,174	2,040,214
Eclipsys Corp. (a)	176,555	4,468,607
HLTH Corp. (a)	341,500	4,576,100
MedAssets, Inc.	22,000	526,680
Vital Images, Inc. (a)	40,200	726,414
		16,046,322
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)	33,800	1,388,166
LIFE SCIENCES TOOLS & SERVICES - 9.1%
Life Sciences Tools & Services - 9.1%
Affymetrix, Inc. (a)	134,300	3,107,702
AMAG Pharmaceuticals, Inc.	66,720	4,011,874
Applera Corp. - Applied Biosystems Group	82,400	2,795,008
Bruker BioSciences Corp. (a)	371,241	4,937,505
Charles River Laboratories International, Inc. (a)	14,200	934,360
Covance, Inc. (a)	27,100	2,347,402
Dishman Pharmaceuticals and Chemicals Ltd.	165,784	1,556,237
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Divi's Laboratories Ltd. (a)	16,608	$ 790,719
Exelixis, Inc. (a)	91,500	789,645
Illumina, Inc. (a)	64,800	3,840,048
Invitrogen Corp. (a)	47,500	4,436,975
Lonza Group AG	8,115	983,853
Luminex Corp. (a)(d)	35,064	569,439
Millipore Corp. (a)	14,900	1,090,382
PerkinElmer, Inc.	489,438	12,735,177
Pharmaceutical Product Development, Inc.	43,600	1,760,132
QIAGEN NV (a)	153,700	3,235,385
Techne Corp. (a)	11,900	785,995
Thermo Fisher Scientific, Inc. (a)	258,000	14,881,440
Third Wave Technologies, Inc. (a)	42,990	414,854
Waters Corp. (a)	102,700	8,120,489
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	6,900	201,756
		74,326,377
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	77,800	3,136,896
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc. (a)	147,679	3,581,216
Hengan International Group Co. Ltd.	221,000	992,036
		4,573,252
PHARMACEUTICALS - 26.9%
Pharmaceuticals - 26.9%
Abbott Laboratories	507,000	28,468,050
Adams Respiratory Therapeutics, Inc. (a)	20,774	1,241,039
Alembic Ltd.	493,694	1,202,130
Allergan, Inc.	313,800	20,158,512
Alpharma, Inc. Class A (a)	30,300	610,545
Aurobindo Pharma Ltd.	93,496	1,288,254
Barr Pharmaceuticals, Inc. (a)	127,300	6,759,630
Beijing Med-Pharm Corp. (a)	38,745	425,420
BioForm Medical, Inc.	10,313	70,438
BioMimetic Therapeutics, Inc. (a)	145,400	2,525,598
Bristol-Myers Squibb Co.	835,800	22,165,416
China Shineway Pharmaceutical Group Ltd.	2,197,000	1,592,009
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Eczacibasi ILAC Sanayi TAS (a)	95,000	$ 423,036
Elan Corp. PLC sponsored ADR (a)	30,000	659,400
Jazz Pharmaceuticals, Inc.	71,154	1,045,964
Johnson & Johnson	143,600	9,578,120
Merck & Co., Inc.	978,700	56,872,250
Nastech Pharmaceutical Co., Inc. (a)(d)	83,300	316,540
Nexmed, Inc. (a)	844,000	1,206,920
Novo Nordisk AS Series B sponsored ADR	53,600	3,476,496
Perrigo Co.	49,800	1,743,498
Pfizer, Inc.	119,700	2,720,781
Schering-Plough Corp.	640,700	17,068,248
Shire PLC sponsored ADR	55,123	3,800,731
Sirtris Pharmaceuticals, Inc.	57,645	789,160
Stada Arzneimittel AG	8,800	540,036
Sun Pharmaceutical Industries Ltd.	15,372	469,586
ULURU, Inc. (a)	29,500	79,945
Wyeth	627,900	27,746,901
XenoPort, Inc. (a)	68,104	3,805,652
		218,850,305
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	42,100	786,428
Systems Software - 0.0%
Quality Systems, Inc.	3,534	107,752
TOTAL SOFTWARE		894,180
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Footwear - 0.1%
China Hongxing Sports Ltd.	1,750,000	1,165,493
WATER UTILITIES - 0.4%
Water Utilities - 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	76,700	3,604,900
TOTAL COMMON STOCKS (Cost $698,476,478)		797,904,016
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 4.58% (b)	16,048,182	$ 16,048,182
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	2,467,246	2,467,246
TOTAL MONEY MARKET FUNDS (Cost $18,515,428)		18,515,428
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $716,991,906)		816,419,444
NET OTHER ASSETS - (0.4)%		(2,879,950)
NET ASSETS - 100%		$ 813,539,494
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,627 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 349,609
Fidelity Securities Lending Cash Central Fund	13,279
Total	$ 362,888
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $718,599,107. Net unrealized appreciation aggregated $97,820,337, of which $128,041,055 related to appreciated investment securities and $30,220,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2007

1.811332.103

HP1-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.4%
	Principal Amount	Value
Convertible Bonds - 0.9%
Shipping - 0.3%
Horizon Lines, Inc. 4.25% 8/15/12 (b)	$ 895,000	$ 800,757
Technology - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	540,000	384,075
Lucent Technologies, Inc. 2.875% 6/15/25	914,000	758,446
Nortel Networks Corp. 1.75% 4/15/12 (b)	335,000	269,256
		1,411,777
TOTAL CONVERTIBLE BONDS		2,212,534
Nonconvertible Bonds - 81.5%
Aerospace - 1.0%
Bombardier, Inc.:
7.45% 5/1/34 (b)	1,210,000	1,191,850
8% 11/15/14 (b)	570,000	595,650
L-3 Communications Corp.:
5.875% 1/15/15	105,000	100,275
7.625% 6/15/12	795,000	811,894
		2,699,669
Air Transportation - 3.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,605,000	1,548,825
8.608% 10/1/12	390,000	388,050
Continental Airlines, Inc.:
7.875% 7/2/18	420,030	394,829
9.558% 9/1/19	712,067	712,067
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	439,522	430,731
7.73% 9/15/12	222,208	214,431
8.388% 5/1/22	248,315	243,969
9.798% 4/1/21	4,366,029	4,518,840
Delta Air Lines, Inc. pass thru trust certificates:
8.021% 8/10/22 (b)	400,000	391,000
8.954% 8/10/14 (b)	305,000	301,188
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17	280,000	271,600
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	760,000	703,000
		10,118,530
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - 0.1%
General Motors Acceptance Corp. 6.875% 9/15/11	$ 50,000	$ 42,500
GMAC LLC 6% 12/15/11	210,000	174,825
		217,325
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	345,000	320,850
Cable TV - 0.7%
Charter Communications Holdings I LLC:
9.92% 4/1/14	730,000	430,700
10% 5/15/14	230,000	136,850
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	305,000	248,575
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	536,250
EchoStar Communications Corp. 6.375% 10/1/11	290,000	287,825
Kabel Deutschland GmbH 10.625% 7/1/14	225,000	236,250
		1,876,450
Capital Goods - 2.1%
Leucadia National Corp.:
7% 8/15/13	65,000	62,400
7.125% 3/15/17	1,560,000	1,458,600
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,235,000	2,184,713
SPX Corp. 7.625% 12/15/14 (b)	840,000	856,800
Terex Corp. 8% 11/15/17	850,000	858,500
		5,421,013
Chemicals - 1.4%
Chemtura Corp. 6.875% 6/1/16	875,000	813,750
Equistar Chemicals LP 7.55% 2/15/26	705,000	581,625
Momentive Performance Materials, Inc. 9.75% 12/1/14 (b)	930,000	855,600
Nalco Co. 8.875% 11/15/13	65,000	67,763
Nell AF Sarl 8.375% 8/15/15 (b)	350,000	289,625
NOVA Chemicals Corp. 6.5% 1/15/12	465,000	432,450
Phibro Animal Health Corp. 10% 8/1/13 (b)	590,000	590,000
		3,630,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 1.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	$ 115,000	$ 110,400
Jostens Holding Corp. 0% 12/1/13 (a)	3,135,000	2,962,575
		3,072,975
Containers - 0.1%
Greif, Inc. 6.75% 2/1/17	280,000	273,700
Diversified Media - 0.3%
Quebecor Media, Inc.:
7.75% 3/15/16	275,000	266,063
7.75% 3/15/16 (b)	680,000	657,900
		923,963
Electric Utilities - 4.6%
AES Corp.:
7.75% 3/1/14	115,000	115,575
7.75% 10/15/15 (b)	610,000	625,250
8% 10/15/17 (b)	610,000	626,775
Edison Mission Energy 7.2% 5/15/19	130,000	126,100
Energy Future Holdings:
10.875% 11/1/17 (b)	1,635,000	1,647,263
11.25% 11/1/17 pay-in-kind (b)	110,000	110,825
Intergen NV 9% 6/30/17 (b)	950,000	997,500
Mirant Americas Generation LLC:
8.3% 5/1/11	115,000	115,288
9.125% 5/1/31	315,000	292,950
NRG Energy, Inc.:
7.25% 2/1/14	500,000	487,500
7.375% 2/1/16	315,000	307,913
NSG Holdings II, LLC 7.75% 12/15/25 (b)	1,620,000	1,603,800
Reliant Energy, Inc.:
7.625% 6/15/14	670,000	659,950
7.875% 6/15/17	650,000	640,250
Tenaska Alabama Partners LP 7% 6/30/21 (b)	697,858	680,411
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (b)	920,000	910,800
Series B, 10.25% 11/1/15 (b)	550,000	544,500
10.5% 11/1/16 pay-in-kind (b)	550,000	543,125
Utilicorp Canada Finance Corp. 7.75% 6/15/11	950,000	1,016,500
Utilicorp United, Inc. 9.95% 2/1/11 (c)	36,000	38,880
		12,091,155
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 12.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	$ 2,395,000	$ 2,371,050
Chaparral Energy, Inc.:
8.5% 12/1/15	2,050,000	1,839,875
8.875% 2/1/17 (b)	770,000	694,925
Chesapeake Energy Corp.:
6.5% 8/15/17	1,455,000	1,404,075
6.875% 1/15/16	550,000	546,563
7.5% 6/15/14	1,055,000	1,076,100
7.75% 1/15/15	1,590,000	1,621,800
Compagnie Generale de Geophysique SA 7.5% 5/15/15	100,000	100,750
Complete Production Services, Inc. 8% 12/15/16	670,000	646,550
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	505,000	504,394
El Paso Corp. 7% 6/15/17	155,000	157,325
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	360,000	367,200
Energy Partners Ltd.:
9.75% 4/15/14	1,060,000	1,014,950
10.3675% 4/15/13 (c)	1,160,000	1,142,600
Forest Oil Corp.:
7.25% 6/15/19 (b)	1,100,000	1,116,500
7.75% 5/1/14	625,000	633,594
8% 12/15/11	625,000	650,000
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (b)	570,000	579,975
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (b)	2,500,000	2,443,750
OPTI Canada, Inc. 8.25% 12/15/14 (b)	510,000	504,288
Pan American Energy LLC 7.75% 2/9/12 (b)	1,630,000	1,605,550
Parker Drilling Co. 9.625% 10/1/13	1,230,000	1,309,950
Petrohawk Energy Corp. 9.125% 7/15/13	675,000	710,438
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	684,000
Plains Exploration & Production Co. 7% 3/15/17	1,790,000	1,709,450
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,319,700
Seitel, Inc. 9.75% 2/15/14	880,000	748,000
Tesoro Corp. 6.5% 6/1/17	525,000	519,750
W&T Offshore, Inc. 8.25% 6/15/14 (b)	1,000,000	940,000
Williams Companies, Inc. 8.75% 3/15/32	75,000	91,125
		32,054,227
Environmental - 0.1%
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	239,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.9%
Dean Foods Co.:
6.9% 10/15/17	$ 470,000	$ 406,550
7% 6/1/16	260,000	231,400
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,087,750
Pierre Foods, Inc. 9.875% 7/15/12	535,000	390,550
Smithfield Foods, Inc. 7.75% 7/1/17	210,000	203,175
		2,319,425
Gaming - 6.5%
Mandalay Resort Group 9.375% 2/15/10	1,095,000	1,133,325
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	800,000	802,000
MGM Mirage, Inc.:
6.625% 7/15/15	1,420,000	1,327,700
6.75% 9/1/12	575,000	560,625
6.75% 4/1/13	125,000	120,625
6.875% 4/1/16	1,965,000	1,847,100
7.625% 1/15/17	1,400,000	1,386,000
Mohegan Tribal Gaming Authority 7.125% 8/15/14	840,000	812,700
Park Place Entertainment Corp. 7% 4/15/13	1,185,000	1,339,050
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (b)(c)	665,000	635,075
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,210,000	1,203,950
7.25% 5/1/12	945,000	940,275
Snoqualmie Entertainment Authority:
9.0625% 2/1/14 (b)(c)	750,000	697,500
9.125% 2/1/15 (b)	535,000	510,925
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (a)	1,250,000	837,500
9% 1/15/12	2,920,000	2,336,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	385,000	374,413
6.625% 12/1/14 (b)	105,000	102,113
		16,966,876
Healthcare - 5.7%
HCA, Inc.:
6.5% 2/15/16	880,000	739,200
9.125% 11/15/14	1,425,000	1,480,219
9.25% 11/15/16	1,765,000	1,853,250
9.625% 11/15/16 pay-in-kind	155,000	164,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 1,080,000	$ 1,069,200
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (b)	125,000	127,188
10.375% 10/15/17 pay-in-kind (b)	110,000	109,725
11.625% 10/15/17 (b)	125,000	122,500
Omega Healthcare Investors, Inc. 7% 4/1/14	1,700,000	1,640,500
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (b)	660,000	646,800
Rural/Metro Corp. 9.875% 3/15/15	540,000	515,700
Service Corp. International 7.5% 4/1/27	1,790,000	1,655,750
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	645,000	670,800
United Surgical Partners International, Inc.:
8.875% 5/1/17	690,000	679,650
9.25% 5/1/17 pay-in-kind	880,000	858,000
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind	265,000	268,975
US Oncology Holdings, Inc. 10.7594% 3/15/12 pay-in-kind (c)	795,000	630,451
Viant Holdings, Inc. 10.125% 7/15/17 (b)	1,244,000	1,125,820
VWR Funding, Inc. 10.25% 7/15/15 (b)	520,000	494,000
		14,852,028
Homebuilding/Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	100,000	93,250
8.125% 6/1/12	2,370,000	2,298,900
		2,392,150
Hotels - 1.2%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	1,815,000	1,851,300
Host Marriott LP 7.125% 11/1/13	1,220,000	1,223,050
		3,074,350
Insurance - 0.1%
USI Holdings Corp.:
8.7438% 11/15/14 (b)(c)	145,000	127,600
9.75% 5/15/15 (b)	145,000	119,625
		247,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 2.4%
NCL Corp. Ltd. 10.625% 7/15/14	$ 545,000	$ 550,450
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	65,000	64,078
7.5% 10/15/27	2,285,000	2,070,781
Town Sports International Holdings, Inc. 0% 2/1/14 (a)	1,629,000	1,547,550
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	260,000	258,050
9.6613% 5/1/10 (c)	1,700,000	1,721,250
		6,212,159
Metals/Mining - 6.3%
Arch Western Finance LLC 6.75% 7/1/13	2,240,000	2,172,800
Compass Minerals International, Inc. 0% 6/1/13 (a)	6,345,000	6,471,900
Drummond Co., Inc. 7.375% 2/15/16 (b)	1,915,000	1,776,163
FMG Finance Property Ltd.:
9.1238% 9/1/11 (b)(c)	1,030,000	1,050,600
10% 9/1/13 (b)	665,000	730,669
10.625% 9/1/16 (b)	75,000	86,250
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15	630,000	667,800
Massey Energy Co.:
6.625% 11/15/10	85,000	82,875
6.875% 12/15/13	1,200,000	1,134,000
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (b)(c)	490,000	414,050
Peabody Energy Corp.:
7.375% 11/1/16	1,160,000	1,183,200
7.875% 11/1/26	745,000	756,175
		16,526,482
Paper - 0.9%
Georgia-Pacific Corp. 7% 1/15/15 (b)	1,440,000	1,404,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	945,000	902,475
		2,306,475
Publishing/Printing - 0.6%
Scholastic Corp. 5% 4/15/13	950,000	802,750
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	1,090,000	921,050
		1,723,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	$ 835,000	$ 757,763
Landry's Restaurants, Inc. 9.5% 12/15/14	345,000	342,413
		1,100,176
Services - 3.8%
ARAMARK Corp.:
8.4113% 2/1/15 (c)	275,000	268,125
8.5% 2/1/15	760,000	769,500
Ashtead Capital, Inc. 9% 8/15/16 (b)	900,000	796,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	1,735,000	1,617,888
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,616,700
7.75% 10/1/16	1,165,000	1,214,513
Hertz Corp. 8.875% 1/1/14	120,000	121,500
Iron Mountain, Inc.:
6.625% 1/1/16	135,000	128,588
7.75% 1/15/15	195,000	196,950
8.625% 4/1/13	1,885,000	1,908,563
Penhall International Corp. 12% 8/1/14 (b)	120,000	109,800
Rural/Metro Corp. 0% 3/15/16 (a)	1,860,000	1,376,400
		10,125,027
Shipping - 6.7%
Britannia Bulk PLC 11% 12/1/11	460,000	478,400
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,090,000	2,147,475
Overseas Shipholding Group, Inc. 8.25% 3/15/13	105,000	106,313
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,606,960
Teekay Corp. 8.875% 7/15/11	4,970,000	5,143,950
		17,483,098
Steels - 1.1%
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (b)(c)	340,000	306,000
RathGibson, Inc. 11.25% 2/15/14	930,000	920,700
Steel Dynamics, Inc.:
6.75% 4/1/15 (b)	1,080,000	1,042,200
7.375% 11/1/12 (b)	560,000	561,400
		2,830,300
Super Retail - 3.2%
NBC Acquisition Corp. 0% 3/15/13 (a)	6,590,000	6,128,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Nebraska Book Co., Inc. 8.625% 3/15/12	$ 1,560,000	$ 1,521,000
Toys 'R' US, Inc. 7.625% 8/1/11	865,000	730,925
		8,380,625
Technology - 5.6%
Celestica, Inc. 7.875% 7/1/11	880,000	860,200
First Data Corp. 9.875% 9/24/15 (b)	530,000	491,575
Flextronics International Ltd. 6.25% 11/15/14	340,000	321,300
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (c)	1,115,000	947,750
8.875% 12/15/14	620,000	553,350
10.125% 12/15/16	685,000	563,413
Hynix Semiconductor, Inc. 7.875% 6/27/17 (b)	590,000	531,000
IKON Office Solutions, Inc. 9.9263% 1/1/12 (b)(c)	330,000	331,650
Lucent Technologies, Inc.:
6.45% 3/15/29	590,000	483,800
6.5% 1/15/28	2,150,000	1,763,000
Nortel Networks Corp. 9.4925% 7/15/11 (b)(c)	120,000	116,400
NXP BV 7.9925% 10/15/13 (c)	400,000	368,000
Seagate Technology HDD Holdings 6.8% 10/1/16	300,000	294,000
Xerox Capital Trust I 8% 2/1/27	7,005,000	6,969,975
		14,595,413
Telecommunications - 7.0%
Cincinnati Bell, Inc. 8.375% 1/15/14	475,000	460,750
Digicel Group Ltd. 8.875% 1/15/15 (b)	1,000,000	917,500
Intelsat Ltd.:
6.5% 11/1/13	195,000	143,813
7.625% 4/15/12	390,000	324,675
11.25% 6/15/16	3,095,000	3,160,769
Level 3 Financing, Inc.:
8.75% 2/15/17	1,415,000	1,220,438
9.25% 11/1/14	4,245,000	3,862,950
Mobile Telesystems Finance SA 8% 1/28/12 (b)	1,303,000	1,338,833
Nextel Communications, Inc. 7.375% 8/1/15	505,000	497,233
Orascom Telecom Finance SCA 7.875% 2/8/14 (b)	1,260,000	1,197,000
PanAmSat Corp. 9% 8/15/14	115,000	115,575
Qwest Corp.:
7.625% 6/15/15	485,000	487,425
8.2406% 6/15/13 (c)	1,760,000	1,795,200
Rural Cellular Corp. 8.1238% 6/1/13 (c)	670,000	683,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	$ 320,000	$ 328,000
U.S. West Communications:
6.875% 9/15/33	520,000	479,700
7.5% 6/15/23	1,345,000	1,287,838
		18,301,099
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 8.2038% 12/15/14 (b)(c)	880,000	871,200
Levi Strauss & Co. 9.75% 1/15/15	540,000	538,650
		1,409,850
TOTAL NONCONVERTIBLE BONDS		213,786,428
TOTAL CORPORATE BONDS (Cost $221,587,830)		215,998,962
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.0983% 8/1/24 (b)(c) (Cost $637,347)	692,599	641,347
Common Stocks - 0.3%
	Shares
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (d) (Cost $5,834,134)	144,445	866,670
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	307,824
Energy - 0.3%
El Paso Corp. 4.99%	436	618,565
TOTAL CONVERTIBLE PREFERRED STOCKS		926,389
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.8%
Telecommunications - 0.8%
Rural Cellular Corp. 12.25% pay-in-kind	1,665	$ 2,081,250
TOTAL PREFERRED STOCKS (Cost $2,806,157)		3,007,639
Floating Rate Loans (e) - 9.4%
	Principal Amount
Aerospace - 0.3%
Sequa Corp. term loan 8.5% 12/3/14 (c)	$ 820,000	805,650
Air Transportation - 0.9%
United Air Lines, Inc. Tranche B, term loan 7.125% 2/1/14 (c)	2,424,211	2,260,577
Broadcasting - 0.7%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.2062% 9/29/14 (c)	1,836,242	1,675,570
Tranche DD 1LN, term loan 9/29/14 (f)	63,758	58,180
		1,733,750
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (c)	1,710,000	1,596,713
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (c)	2,957,127	2,790,788
		4,387,501
Electric Utilities - 0.4%
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (c)	750,613	713,083
6.8481% 2/1/13 (c)	346,555	329,227
		1,042,310
Energy - 2.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 7.93% 3/30/12 (c)	292,376	278,488
term loan 7.83% 3/30/14 (c)	2,179,953	2,076,405
Kinder Morgan, Inc. Tranche B, term loan 6.33% 5/30/14 (c)	1,963,410	1,953,593
Petroleum Geo-Services ASA term loan 6.95% 6/29/15 (c)	696,500	677,346
Floating Rate Loans (e) - continued
	Principal Amount	Value
Energy - continued
SandRidge Energy, Inc. term loan:
8.625% 4/1/15 (c)	$ 1,880,000	$ 1,875,300
8.8538% 4/1/14 (c)	300,000	296,250
		7,157,382
Entertainment/Film - 0.3%
Zuffa LLC term loan 6.9375% 6/19/15 (c)	1,084,700	911,148
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 10.64% 8/6/12 (c)	730,000	724,525
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (c)	1,171,779	1,119,049
Tranche DD, term loan 7/25/14 (f)	58,933	56,281
		1,175,330
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (c)	1,313,802	1,253,039
Services - 0.3%
Penhall International Corp. term loan 12.6425% 4/1/12 pay-in-kind (c)	999,602	879,650
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.08% 6/11/14 (c)	740,893	692,735
Tranche 2LN, term loan 10.58% 6/11/15 (c)	730,000	678,900
		1,371,635
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 7.5681% 4/4/14 (c)	1,040,000	925,600
TOTAL FLOATING RATE LOANS (Cost $25,994,803)		24,628,097
Cash Equivalents - 5.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $15,188,000)	$ 15,191,970	$ 15,188,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $272,048,271)		260,330,715
NET OTHER ASSETS - 0.7%		1,928,173
NET ASSETS - 100%		$ 262,258,888
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,953,815 or 17.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $866,670 or 0.3% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $122,691 and $114,461, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,188,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 6,889,045
Bank of America, NA	2,840,797
Barclays Capital, Inc.	4,734,662
ING Financial Markets LLC	581,456
WestLB AG	142,040
$ 15,188,000
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $271,832,608. Net unrealized depreciation aggregated $11,501,893, of which $2,934,344 related to appreciated investment securities and $14,436,237 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2007

1.842157.101

INCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 17.5%
Aerospace & Defense - 17.5%
General Dynamics Corp.	147,600	$ 13,134,924
Honeywell International, Inc.	643,170	39,599,977
Lockheed Martin Corp.	235,000	24,736,100
Raytheon Co.	249,900	15,168,930
Spirit AeroSystems Holdings, Inc. Class A	99,900	3,446,550
United Technologies Corp.	595,100	45,548,954
		141,635,435
AIR FREIGHT & LOGISTICS - 2.5%
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	112,200	6,072,264
FedEx Corp.	156,700	13,972,939
		20,045,203
AIRLINES - 1.8%
Airlines - 1.8%
Delta Air Lines, Inc. (a)	330,614	4,922,842
UAL Corp.	141,600	5,049,456
US Airways Group, Inc. (a)	330,799	4,866,053
		14,838,351
AUTO COMPONENTS - 2.4%
Auto Parts & Equipment - 2.4%
Johnson Controls, Inc.	390,000	14,055,600
WABCO Holdings, Inc.	115,859	5,803,377
		19,858,977
AUTOMOBILES - 1.7%
Automobile Manufacturers - 1.7%
DaimlerChrysler AG	59,400	5,680,422
Fiat SpA	311,100	8,033,872
		13,714,294
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Lennox International, Inc.	169,900	7,037,258
Masco Corp. (d)	482,400	10,424,664
		17,461,922
Common Stocks - continued
	Shares	Value
CHEMICALS - 2.8%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	92,900	$ 1,476,181
Industrial Gases - 0.8%
Airgas, Inc.	122,017	6,358,306
Specialty Chemicals - 1.8%
Albemarle Corp.	173,600	7,161,000
Nalco Holding Co.	322,400	7,795,632
		14,956,632
TOTAL CHEMICALS		22,791,119
COMMERCIAL SERVICES & SUPPLIES - 9.9%
Commercial Printing - 0.7%
R.R. Donnelley & Sons Co.	161,000	6,076,140
Diversified Commercial & Professional Services - 3.4%
Corrections Corp. of America (a)	175,500	5,179,005
Equifax, Inc.	169,400	6,159,384
The Brink's Co.	275,101	16,434,534
		27,772,923
Environmental & Facility Services - 5.0%
Allied Waste Industries, Inc. (a)	1,218,800	13,431,176
Fuel Tech, Inc. (a)(d)	315,397	7,143,742
Waste Connections, Inc. (a)	213,200	6,587,880
Waste Management, Inc.	399,000	13,035,330
		40,198,128
Human Resource & Employment Services - 0.8%
Manpower, Inc.	115,095	6,548,906
TOTAL COMMERCIAL SERVICES & SUPPLIES		80,596,097
CONSTRUCTION & ENGINEERING - 4.5%
Construction & Engineering - 4.5%
Chicago Bridge & Iron Co. NV (NY Shares)	167,375	10,116,145
Fluor Corp.	36,970	5,387,268
Jacobs Engineering Group, Inc. (a)	42,488	4,062,278
Quanta Services, Inc. (a)	218,428	5,731,551
Shaw Group, Inc. (a)	187,400	11,326,456
		36,623,698
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 10.2%
Electrical Components & Equipment - 7.1%
Acuity Brands, Inc.	67,200	$ 3,024,000
AMETEK, Inc.	88,550	4,147,682
Cooper Industries Ltd. Class A	228,600	12,088,368
Emerson Electric Co.	269,900	15,292,534
First Solar, Inc. (a)	24,000	6,411,360
General Cable Corp. (a)(d)	36,300	2,660,064
Nexans SA	60,500	7,549,111
SolarWorld AG	43,000	2,619,988
Sunpower Corp. Class A (a)(d)	31,100	4,055,129
		57,848,236
Heavy Electrical Equipment - 3.1%
ABB Ltd. sponsored ADR	281,300	8,101,440
Alstom SA	30,000	6,435,954
Vestas Wind Systems AS (a)	97,200	10,501,013
		25,038,407
TOTAL ELECTRICAL EQUIPMENT		82,886,643
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Electronic Equipment & Instruments - 0.8%
Itron, Inc. (a)	69,300	6,650,721
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
FMC Technologies, Inc. (a)	34,700	1,967,490
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	75,000	3,250,500
INDUSTRIAL CONGLOMERATES - 13.0%
Industrial Conglomerates - 13.0%
General Electric Co.	1,959,896	72,653,345
Orkla ASA (A Shares)	115,700	2,240,763
Siemens AG sponsored ADR	114,365	17,996,476
Tyco International Ltd.	314,075	12,453,074
		105,343,658
MACHINERY - 22.6%
Construction & Farm Machinery & Heavy Trucks - 7.8%
Bucyrus International, Inc. Class A	102,300	10,167,597
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Cummins, Inc.	117,034	$ 14,906,621
Navistar International Corp. (a)	116,600	6,319,720
Oshkosh Truck Co.	203,192	9,602,854
PACCAR, Inc.	191,315	10,422,841
Terex Corp. (a)	172,600	11,317,382
		62,737,015
Industrial Machinery - 14.8%
Danaher Corp.	255,600	22,426,344
Eaton Corp.	145,782	14,133,565
Flowserve Corp.	130,992	12,601,430
Illinois Tool Works, Inc.	275,300	14,739,562
Ingersoll-Rand Co. Ltd. Class A	310,600	14,433,582
ITT Corp.	155,800	10,289,032
Pall Corp.	142,400	5,741,568
SPX Corp. (d)	114,900	11,817,465
Sulzer AG (Reg.)	9,601	14,105,413
		120,287,961
TOTAL MACHINERY		183,024,976
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Titanium Metals Corp. (d)	242,300	6,408,835
ROAD & RAIL - 5.3%
Railroads - 1.0%
Union Pacific Corp.	66,000	8,290,920
Trucking - 4.3%
Hertz Global Holdings, Inc.	401,500	6,379,835
Knight Transportation, Inc. (d)	232,600	3,444,806
Landstar System, Inc.	185,600	7,823,040
Old Dominion Freight Lines, Inc. (a)	260,899	6,029,376
Ryder System, Inc.	231,400	10,878,114
		34,555,171
TOTAL ROAD & RAIL		42,846,091
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A (a)	291,622	$ 5,301,688
TOTAL COMMON STOCKS (Cost $723,861,529)		805,245,698
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	283,500
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 4.58% (b)	4,949,485	4,949,485
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	27,938,113	27,938,113
TOTAL MONEY MARKET FUNDS (Cost $32,887,598)		32,887,598
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $756,931,217)		838,416,796
NET OTHER ASSETS - (3.3)%		(26,861,654)
NET ASSETS - 100%		$ 811,555,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,714
Fidelity Securities Lending Cash Central Fund	52,280
Total	$ 134,994
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $757,059,166. Net unrealized appreciation aggregated $81,357,630, of which $121,285,601 related to appreciated investment securities and $39,927,971 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2007

1.842156.101

ITCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.2%
China Security & Surveillance Technology, Inc. (a)(d)	92,000	$ 2,009,280
Human Resource & Employment Services - 0.2%
Kenexa Corp. (a)	130,700	2,538,194
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,547,474
COMMUNICATIONS EQUIPMENT - 28.1%
Communications Equipment - 28.1%
ADC Telecommunications, Inc. (a)	100,000	1,555,000
Adtran, Inc.	204,100	4,363,658
Airvana, Inc.	311,024	1,688,860
Aruba Networks, Inc.	13,100	195,321
AudioCodes Ltd. (a)	788,500	3,989,810
Balda AG (a)(d)	114,500	1,520,622
Blue Coat Systems, Inc. (a)	74,200	2,438,954
Ciena Corp. (a)	94,200	3,213,162
Cisco Systems, Inc. (a)	3,804,900	102,998,643
Comtech Group, Inc. (a)	279,114	4,496,527
Comverse Technology, Inc. (a)	504,800	8,707,800
Delta Networks, Inc.	7,647,000	2,540,141
F5 Networks, Inc. (a)	879,302	25,077,693
Finisar Corp. (a)	1,813,900	2,630,155
Foxconn International Holdings Ltd. (a)	3,732,000	8,376,191
Gemtek Technology Corp.	446,929	766,243
Harris Stratex Networks, Inc. Class A (a)	438,500	7,322,950
Infinera Corp.	150,800	2,237,872
Juniper Networks, Inc. (a)	1,225,900	40,699,880
Mogem Co. Ltd. (e)	398,390	1,830,015
Nokia Corp. sponsored ADR	290,500	11,152,295
Optium Corp. (a)(d)	274,100	2,159,908
Powerwave Technologies, Inc. (a)(d)	1,652,400	6,659,172
Research In Motion Ltd. (a)	305,500	34,643,700
Riverbed Technology, Inc. (a)	191,100	5,110,014
Sonus Networks, Inc. (a)(d)	2,432,200	14,179,726
Starent Networks Corp.	582,460	10,629,895
		311,184,207
COMPUTERS & PERIPHERALS - 14.4%
Computer Hardware - 12.8%
3PAR, Inc.	8,200	104,960
Apple, Inc. (a)	610,200	120,868,415
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Foxconn Technology Co. Ltd.	181,000	$ 1,473,451
Hewlett-Packard Co.	104,900	5,295,352
High Tech Computer Corp.	675,200	12,471,317
Palm, Inc.	251,300	1,593,242
		141,806,737
Computer Storage & Peripherals - 1.6%
ASUSTeK Computer, Inc.	1,428,510	4,290,375
China Digital TV Holding Co. Ltd. ADR	2,100	56,658
Innolux Display Corp.	717,489	2,433,666
Netezza Corp.	217,100	2,995,980
Network Appliance, Inc. (a)	231,400	5,775,744
Synaptics, Inc. (a)	50,000	2,058,000
		17,610,423
TOTAL COMPUTERS & PERIPHERALS		159,417,160
DIVERSIFIED CONSUMER SERVICES - 1.3%
Education Services - 1.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	182,800	14,731,852
ELECTRICAL EQUIPMENT - 4.4%
Electrical Components & Equipment - 4.4%
Evergreen Solar, Inc. (a)(d)	341,000	5,889,070
First Solar, Inc. (a)	52,200	13,944,708
JA Solar Holdings Co. Ltd. ADR	149,600	10,443,576
Neo-Neon Holdings Ltd.	6,472,000	6,457,806
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	141,600	11,656,512
		48,391,672
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Electronic Equipment & Instruments - 0.6%
Chi Mei Optoelectronics Corp.	515,840	723,735
Chroma ATE, Inc.	668,000	1,351,243
Chunghwa Picture Tubes, Ltd. (a)	2,716,000	942,183
ENE Technology, Inc.	283,000	964,277
Motech Industries, Inc. GDR (a)(f)	130,719	1,199,238
Test Research, Inc. (a)	638,380	913,377
Vishay Intertechnology, Inc. (a)	89,200	1,017,772
		7,111,825
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Electronic Manufacturing Services - 0.3%
Trimble Navigation Ltd. (a)	116,200	$ 3,513,888
Technology Distributors - 1.0%
Ingram Micro, Inc. Class A (a)	165,400	2,983,816
Mellanox Technologies Ltd.	247,500	4,509,450
Mingyuan Medicare Development Co. Ltd.	7,520,000	1,099,486
Wolfson Microelectronics PLC (a)	482,500	1,984,416
		10,577,168
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		21,202,881
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Health Care Equipment - 1.0%
Mindray Medical International Ltd. sponsored ADR	245,962	10,568,987
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	800	28,800
HOTELS, RESTAURANTS & LEISURE - 2.3%
Hotels, Resorts & Cruise Lines - 2.3%
Ctrip.com International Ltd. sponsored ADR	244,700	14,062,909
Home Inns & Hotels Management, Inc. ADR (a)(d)	328,800	11,718,432
		25,781,341
HOUSEHOLD DURABLES - 1.2%
Consumer Electronics - 1.2%
Garmin Ltd.	83,500	8,099,500
Harman International Industries, Inc.	27,700	2,041,767
TomTom Group BV (a)	35,500	2,668,148
		12,809,415
INTERNET SOFTWARE & SERVICES - 10.4%
Internet Software & Services - 10.4%
Akamai Technologies, Inc. (a)	197,800	6,843,880
Alibaba.com Ltd.	1,020,000	3,617,114
DealerTrack Holdings, Inc. (a)	125,300	4,193,791
Equinix, Inc. (a)	30,300	3,062,421
Google, Inc. Class A (sub. vtg.) (a)	107,340	74,223,463
LivePerson, Inc. (a)	810,600	4,328,604
Omniture, Inc. (a)	242,900	8,086,141
Openwave Systems, Inc.	88,100	229,060
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Sohu.com, Inc. (a)	28,200	$ 1,537,464
Tencent Holdings Ltd.	769,000	5,823,890
Visual Sciences, Inc. (a)	184,288	3,405,642
		115,351,470
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.2%
WNS Holdings Ltd. ADR (a)	150,000	2,452,500
IT Consulting & Other Services - 0.6%
RightNow Technologies, Inc. (a)	386,065	6,119,130
TOTAL IT SERVICES		8,571,630
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Shin Zu Shing Co. Ltd.	275,000	1,687,481
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.6%
Semiconductor Equipment - 2.9%
Applied Materials, Inc.	306,900	5,450,544
Global Unichip Corp.	156,139	1,056,815
LTX Corp. (a)	685,600	2,180,208
MEMSIC, Inc.	81,400	824,582
Tessera Technologies, Inc. (a)	268,500	11,169,600
Varian Semiconductor Equipment Associates, Inc. (a)	315,500	11,673,500
		32,355,249
Semiconductors - 14.7%
Advanced Analog Technology, Inc.	572,770	2,384,334
Advanced Micro Devices, Inc. (a)(d)	1,352,900	10,146,750
Altera Corp.	235,100	4,542,132
AMIS Holdings, Inc. (a)	470,059	4,709,991
Anpec Electronics Corp.	443,996	983,007
Atheros Communications, Inc. (a)	326,800	9,980,472
Atmel Corp. (a)	615,400	2,658,528
AuthenTec, Inc.	75,800	1,101,374
Broadcom Corp. Class A (a)	533,000	13,932,620
Cavium Networks, Inc.	405,391	9,332,101
Cypress Semiconductor Corp. (a)	433,600	15,622,608
Elan Microelectronics Corp.	264,000	517,743
Epistar Corp.	2,193,951	9,403,614
Faraday Technology Corp.	659,000	1,473,250
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Formosa Epitaxy, Inc. (a)	1,553,000	$ 1,532,408
Global Mixed-mode Technology, Inc.	327,800	2,147,934
Hittite Microwave Corp. (a)	105,500	5,038,680
Marvell Technology Group Ltd. (a)	2,835,220	39,636,376
MediaTek, Inc.	136,000	1,765,526
Microchip Technology, Inc.	117,200	3,682,424
Mindspeed Technologies, Inc. (a)	4,392,096	5,358,357
Omnivision Technologies, Inc. (a)	236,200	3,696,530
ON Semiconductor Corp. (a)	100,000	888,000
PMC-Sierra, Inc. (a)	514,000	3,361,560
Spreadtrum Communications, Inc. ADR (d)	13,500	165,510
Supertex, Inc. (a)	61,200	1,914,948
Taiwan Semiconductor Manufacturing Co. Ltd.	5,074	9,701
Volterra Semiconductor Corp. (a)	143,725	1,585,287
Xilinx, Inc.	247,600	5,415,012
		162,986,777
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		195,342,026
SOFTWARE - 14.4%
Application Software - 3.1%
Ansys, Inc. (a)	101,900	4,224,774
BladeLogic, Inc.	45,773	1,353,508
Callidus Software, Inc. (a)	297,000	1,535,490
Concur Technologies, Inc. (a)	71,400	2,585,394
Global Digital Creations Holdings Ltd. (a)	1,382,000	301,317
Longtop Financial Technologies Ltd. ADR	150,100	3,554,368
Salesforce.com, Inc. (a)	207,051	12,980,027
Smith Micro Software, Inc. (a)	661,075	5,599,305
SuccessFactors, Inc.	7,200	85,104
Verint Systems, Inc. (a)	128,200	2,506,310
		34,725,597
Home Entertainment Software - 8.8%
Activision, Inc. (a)	300,900	8,936,730
Gameloft (a)	434,000	3,800,278
Nintendo Co. Ltd.	115,400	68,362,956
Nintendo Co. Ltd. ADR	40,500	2,999,025
Take-Two Interactive Software, Inc. (a)(d)	518,200	9,560,790
THQ, Inc. (a)	117,500	3,312,325
		96,972,104
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 2.5%
Sandvine Corp. (a)	1,776,500	$ 6,830,285
Sandvine Corp. (U.K.) (a)	1,156,000	4,536,176
VMware, Inc. Class A (d)	189,000	16,063,110
		27,429,571
TOTAL SOFTWARE		159,127,272
TOTAL COMMON STOCKS (Cost $1,006,862,601)		1,088,743,668
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 4.58% (b)	27,840,575	27,840,575
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	39,347,700	39,347,700
TOTAL MONEY MARKET FUNDS (Cost $67,188,275)		67,188,275
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $45,000)	$ 45,004	45,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,074,095,876)		1,155,976,943
NET OTHER ASSETS - (4.4)%		(48,430,078)
NET ASSETS - 100%		$ 1,107,546,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,199,238 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$45,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 19,654
Lehman Brothers, Inc.	12,234
Merrill Lynch Government Securities, Inc.	13,112
$ 45,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,526
Fidelity Securities Lending Cash Central Fund	264,971
Total	$ 405,497
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 2,616,318	$ -	$ -	$ 17,715	$ 1,830,015
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,076,340,350. Net unrealized appreciation aggregated $79,636,593, of which $189,820,113 related to appreciated investment securities and $110,183,520 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2007

1.859212.100

INTCEN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 6.9%
AMP Ltd.	785,668	$ 6,847,258
Aristocrat Leisure Ltd.	121,804	1,200,241
Babcock & Brown Ltd.	278,515	6,623,277
Commonwealth Bank of Australia	144,775	7,494,378
CSL Ltd.	371,387	11,827,831
Leighton Holdings Ltd.	201,092	10,779,553
Macquarie Group Ltd.	137,713	9,191,459
Rio Tinto Ltd.	24,567	2,882,368
WorleyParsons Ltd.	60,497	2,755,445
TOTAL AUSTRALIA		59,601,810
Austria - 0.5%
Raiffeisen International Bank Holding AG	28,000	4,233,428
Brazil - 0.8%
Uniao de Bancos Brasileiros SA (Unibanco) unit	504,100	7,037,576
Canada - 1.9%
Canadian Western Bank, Edmonton	201,300	6,351,724
EnCana Corp.	32,500	2,207,992
Harry Winston Diamond Corp.	97,400	3,181,148
Talisman Energy, Inc.	247,000	4,571,818
TOTAL CANADA		16,312,682
China - 0.7%
China Construction Bank Corp. (H Shares)	6,871,000	5,824,898
Cyprus - 1.5%
Bank of Cyprus Public Co. Ltd.	227,700	4,153,817
Marfin Popular Bank Public Co.	682,100	9,058,656
TOTAL CYPRUS		13,212,473
Denmark - 0.3%
Bang & Olufsen AS Series B	27,300	2,564,660
Finland - 1.9%
Nokia Corp.	439,800	16,883,922
France - 11.0%
Accor SA	42,300	3,376,774
Alcatel-Lucent SA	313,500	2,294,820
Alstom SA	64,600	13,858,754
AXA SA	243,000	9,649,530
Cap Gemini SA	34,200	2,146,194
Electricite de France	37,800	4,494,870
Eutelsat Communications	43,200	1,282,988
Common Stocks - continued
	Shares	Value
France - continued
Groupe Danone	87,700	$ 7,914,925
L'Oreal SA	34,400	4,918,925
LVMH Moet Hennessy - Louis Vuitton	38,700	4,669,666
Pinault Printemps-Redoute SA	13,800	2,215,369
Remy Cointreau SA	95,000	6,761,619
Renault SA	40,900	5,790,475
Suez SA (France)	70,100	4,801,850
Total SA Series B	163,600	13,513,360
Vinci SA	56,500	4,176,401
Vivendi	67,690	3,099,929
TOTAL FRANCE		94,966,449
Germany - 15.0%
Adidas-Salomon AG	66,200	4,952,345
Allianz AG (Reg.)	44,600	9,477,500
Bayer AG	97,800	8,899,800
Commerzbank AG	150,700	5,775,403
Continental AG	31,800	4,129,930
DaimlerChrysler AG (Reg.)	84,400	8,071,172
E.ON AG	62,700	13,366,500
Hochtief AG	39,600	5,316,886
Infineon Technologies AG (a)	181,400	2,111,496
IVG Immobilien AG	156,000	5,368,374
Lanxess AG	40,500	1,985,952
Linde AG	58,400	7,708,959
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	58,400	11,330,338
Q-Cells AG (a)	44,000	6,267,247
RWE AG	42,500	5,954,352
SAP AG	89,600	4,574,080
Siemens AG (Reg.)	114,000	17,939,040
SolarWorld AG	33,800	2,059,432
Wacker Chemie AG	16,200	4,674,079
TOTAL GERMANY		129,962,885
Greece - 1.7%
National Bank of Greece SA	137,270	9,411,590
Public Power Corp. of Greece	106,500	5,595,340
TOTAL GREECE		15,006,930
Hong Kong - 3.7%
Cheung Kong Holdings Ltd.	493,000	9,117,569
Esprit Holdings Ltd.	380,900	5,666,774
Hang Lung Properties Ltd.	953,000	4,314,540
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Li & Fung Ltd.	858,000	$ 3,466,289
Sino Land Co.	2,748,000	9,762,553
TOTAL HONG KONG		32,327,725
India - 1.1%
Infosys Technologies Ltd. sponsored ADR	210,400	9,543,744
Ireland - 0.4%
CRH PLC	99,900	3,477,188
Italy - 2.5%
ASM SpA	606,500	4,416,779
Fiat SpA	177,500	4,583,775
Intesa Sanpaolo SpA	1,305,600	10,308,174
Saipem SpA	58,100	2,324,125
TOTAL ITALY		21,632,853
Japan - 10.6%
Asics Corp.	208,000	2,985,177
Fanuc Ltd.	32,200	3,127,328
Honda Motor Co. Ltd.	84,200	2,790,388
Inpex Holdings, Inc.	264	2,870,216
Japan Tobacco, Inc.	1,321	7,824,747
KDDI Corp.	239	1,771,550
Komatsu Ltd.	93,500	2,512,090
Matsushita Electric Works Co. Ltd.	377,000	4,130,707
Mitsubishi Corp.	130,900	3,549,121
Mitsubishi UFJ Financial Group, Inc.	869,300	8,110,569
Mitsui & Co. Ltd.	153,000	3,200,774
Nippon Telegraph & Telephone Corp.	646	3,186,072
Nomura Holdings, Inc.	330,400	5,534,200
NTT DoCoMo, Inc.	1,562	2,561,680
Shiseido Co. Ltd.	200,000	4,727,978
Sumitomo Mitsui Financial Group, Inc.	1,581	11,720,822
Sysmex Corp.	68,200	2,890,834
Takeda Pharmaceutical Co. Ltd.	106,000	6,203,716
Tokuyama Corp.	244,000	2,438,890
Toyota Motor Corp.	184,800	9,810,107
TOTAL JAPAN		91,946,966
Common Stocks - continued
	Shares	Value
Korea (South) - 1.4%
Kookmin Bank	61,570	$ 4,538,330
Samsung Fire & Marine Insurance Co. Ltd.	28,030	7,575,676
TOTAL KOREA (SOUTH)		12,114,006
Luxembourg - 1.2%
ArcelorMittal SA (France)	79,400	6,163,464
SES SA (A Shares) FDR unit	146,172	3,839,822
TOTAL LUXEMBOURG		10,003,286
Netherlands - 1.8%
Fugro NV (Certificaten Van Aandelen) unit	32,900	2,535,153
Heineken NV (Bearer)	102,500	6,549,750
Koninklijke Ahold NV	202,900	2,800,020
Koninklijke KPN NV	210,700	3,825,245
TOTAL NETHERLANDS		15,710,168
Norway - 3.9%
Aker Kvaerner ASA	179,200	4,764,817
DnB Nor ASA	526,800	8,045,708
Orkla ASA (A Shares)	156,900	3,038,683
Petroleum Geo-Services ASA	171,800	4,986,926
Pronova BioPharma ASA	513,900	2,080,375
Renewable Energy Corp. AS (a)	217,200	11,030,858
TOTAL NORWAY		33,947,367
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	937,131	2,963,207
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	107,500	1,400,988
South Africa - 1.0%
African Rainbow Minerals Ltd.	155,800	3,451,675
Impala Platinum Holdings Ltd.	145,900	5,045,224
TOTAL SOUTH AFRICA		8,496,899
Spain - 3.6%
Abertis Infraestructuras SA	82,600	2,656,844
Grupo Acciona SA	22,800	7,215,536
Inditex SA	51,000	3,127,523
Telefonica SA	567,400	18,457,522
TOTAL SPAIN		31,457,425
Common Stocks - continued
	Shares	Value
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	1,804,000	$ 4,212,340
Switzerland - 7.0%
ABB Ltd. (Reg.)	385,081	11,083,863
Holcim Ltd. (Reg.)	31,130	3,331,924
Julius Baer Holding AG	95,119	7,855,941
Nestle SA (Reg.)	26,103	11,955,174
Novartis AG (Reg.)	48,549	2,636,696
Roche Holding AG (participation certificate)	65,136	11,125,229
Sonova Holding AG	61,728	6,966,391
Syngenta AG (Switzerland)	24,024	6,085,279
TOTAL SWITZERLAND		61,040,497
Turkey - 0.5%
Turkiye Garanti Bankasi AS ADR	463,200	4,164,933
United Kingdom - 14.7%
Anglo American PLC (United Kingdom)	105,200	6,437,712
Autonomy Corp. PLC (a)	138,000	2,423,798
BG Group PLC	398,800	9,112,580
BHP Billiton PLC	316,700	9,727,979
British American Tobacco PLC	177,600	6,976,128
Burberry Group PLC	233,100	2,637,552
GlaxoSmithKline PLC	60,600	1,526,817
Gyrus Group PLC (a)	231,200	2,848,030
HSBC Holdings PLC (Hong Kong) (Reg.)	251,600	4,212,287
Misys PLC	669,500	2,457,537
National Grid PLC	297,900	4,936,301
Reckitt Benckiser Group PLC	58,000	3,358,015
Reed Elsevier PLC	245,200	3,310,358
Rio Tinto PLC (Reg.)	73,800	7,747,155
Royal Dutch Shell PLC Class A (United Kingdom)	445,400	18,681,146
Standard Chartered PLC (United Kingdom)	322,900	11,830,253
Tesco PLC	777,800	7,375,288
Vodafone Group PLC	5,907,200	22,045,670
TOTAL UNITED KINGDOM		127,644,606
United States of America - 0.9%
Becton, Dickinson & Co.	37,900	3,167,682
Common Stocks - continued
	Shares	Value
United States of America - continued
Pfizer, Inc.	93,000	$ 2,113,890
ResMed, Inc. (a)	40,200	2,111,706
TOTAL UNITED STATES OF AMERICA		7,393,278
TOTAL COMMON STOCKS (Cost $865,692,373)		845,085,189
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 4.58% (b) (Cost $22,632,731)	22,632,731	22,632,731
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
1.28%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 4,322,307	4,322,000
1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	1,049,082	1,049,000
TOTAL CASH EQUIVALENTS (Cost $5,371,000)		5,371,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $893,696,104)		873,088,920
NET OTHER ASSETS - (0.7)%		(6,264,653)
NET ASSETS - 100%		$ 866,824,267
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,322,000 due 1/02/08 at 1.28%
Banc of America Securities LLC	$ 821,369
Barclays Capital, Inc.	1,409,976
Goldman, Sachs & Co.	2,090,655
$ 4,322,000
$1,049,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 458,156
Lehman Brothers, Inc.	285,182
Merrill Lynch Government Securities, Inc.	305,662
$ 1,049,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,253
Fidelity Securities Lending Cash Central Fund	1,135
Total	$ 99,388
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $893,712,527. Net unrealized depreciation aggregated $20,623,607, of which $9,357,355 related to appreciated investment securities and $29,980,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2007

MTCIP-QTLY-0208

1.842155.101

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CHEMICALS - 56.9%
Commodity Chemicals - 4.5%
Celanese Corp. Class A	159,800	$ 6,762,736
Georgia Gulf Corp. (d)	88,795	587,823
Spartech Corp.	101,400	1,429,740
Tronox, Inc.:
Class A	162,200	1,443,580
Class B	167,986	1,453,079
		11,676,958
Diversified Chemicals - 19.3%
Cabot Corp.	40,700	1,356,938
Dow Chemical Co. (d)	395,000	15,570,900
E.I. du Pont de Nemours & Co. (d)	389,800	17,186,282
Eastman Chemical Co.	35,100	2,144,259
FMC Corp.	40,680	2,219,094
Hercules, Inc.	180,705	3,496,642
Huntsman Corp.	43,800	1,125,660
Olin Corp.	64,500	1,246,785
PPG Industries, Inc.	82,900	5,822,067
		50,168,627
Fertilizers & Agricultural Chemicals - 12.5%
Agrium, Inc.	21,000	1,514,841
Monsanto Co.	236,956	26,465,616
The Mosaic Co. (a)	46,262	4,364,357
Uralkali JSC ADR (a)(e)	3,000	111,750
		32,456,564
Industrial Gases - 8.6%
Air Products & Chemicals, Inc.	88,000	8,679,440
Airgas, Inc.	36,500	1,902,015
Praxair, Inc.	132,700	11,771,817
		22,353,272
Specialty Chemicals - 12.0%
Albemarle Corp.	60,200	2,483,250
Chemtura Corp.	144,404	1,126,351
Cytec Industries, Inc.	36,000	2,216,880
Ecolab, Inc.	107,500	5,505,075
H.B. Fuller Co.	74,100	1,663,545
Innospec, Inc.	93,731	1,608,424
Lubrizol Corp.	37,300	2,020,168
Minerals Technologies, Inc.	16,500	1,104,675
Nalco Holding Co.	99,300	2,401,074
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
OMNOVA Solutions, Inc. (a)	358,614	$ 1,581,488
Rockwood Holdings, Inc. (a)	105,900	3,517,998
Rohm & Haas Co. (d)	43,700	2,319,159
Sigma Aldrich Corp.	46,300	2,527,980
Valspar Corp.	33,200	748,328
Zoltek Companies, Inc. (a)	8,200	351,534
		31,175,929
TOTAL CHEMICALS		147,831,350
CONSTRUCTION MATERIALS - 1.6%
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	7,100	941,460
Polaris Minerals Corp. (a)(e)	103,600	1,189,750
Vulcan Materials Co.	25,100	1,985,159
		4,116,369
CONTAINERS & PACKAGING - 3.5%
Metal & Glass Containers - 1.7%
Ball Corp.	20,800	936,000
Crown Holdings, Inc. (a)	39,900	1,023,435
Owens-Illinois, Inc. (a)	37,000	1,831,500
Pactiv Corp. (a)	27,600	734,988
		4,525,923
Paper Packaging - 1.8%
Bemis Co., Inc.	27,600	755,688
Packaging Corp. of America	79,900	2,253,180
Smurfit-Stone Container Corp. (a)	86,900	917,664
Temple-Inland, Inc.	34,300	715,155
		4,641,687
TOTAL CONTAINERS & PACKAGING		9,167,610
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversifed Financial Services - 0.1%
Guaranty Financial Group, Inc. (a)	11,433	182,933
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
3M Co. (d)	44,700	3,769,104
Common Stocks - continued
	Shares	Value
METALS & MINING - 25.5%
Aluminum - 3.8%
Alcoa, Inc.	271,000	$ 9,905,050
Diversified Metals & Mining - 7.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	147,963	15,157,330
Rio Tinto PLC sponsored ADR	2,000	839,800
Titanium Metals Corp. (d)	113,644	3,005,884
		19,003,014
Gold - 2.7%
Goldcorp, Inc.	78,000	2,653,515
Newmont Mining Corp.	85,700	4,184,731
		6,838,246
Steel - 11.7%
Allegheny Technologies, Inc.	28,300	2,445,120
ArcelorMittal SA (NY Reg.) Class A	35,500	2,745,925
Carpenter Technology Corp.	46,600	3,502,922
Commercial Metals Co.	30,900	910,005
Nucor Corp.	119,900	7,100,478
Reliance Steel & Aluminum Co. (d)	75,000	4,065,000
Steel Dynamics, Inc.	88,400	5,265,988
United States Steel Corp. (d)	36,200	4,376,942
		30,412,380
TOTAL METALS & MINING		66,158,690
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	21,400	852,295
Patriot Coal Corp. (a)	2,130	88,906
Peabody Energy Corp.	21,705	1,337,896
		2,279,097
PAPER & FOREST PRODUCTS - 4.6%
Forest Products - 2.5%
Deltic Timber Corp.	22,882	1,178,194
Weyerhaeuser Co.	71,900	5,301,906
		6,480,100
Paper Products - 2.1%
Glatfelter	84,679	1,296,435
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
International Paper Co. (d)	100,600	$ 3,257,428
MeadWestvaco Corp.	31,900	998,470
		5,552,333
TOTAL PAPER & FOREST PRODUCTS		12,032,433
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Potlatch Corp.	29,000	1,288,760
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Management & Development - 0.1%
Forestar Real Estate Group, Inc. (a)	11,433	269,712
TOTAL COMMON STOCKS (Cost $202,184,226)		247,096,058
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 4.58% (b)	12,034,902	12,034,902
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	17,864,950	17,864,950
TOTAL MONEY MARKET FUNDS (Cost $29,899,852)		29,899,852
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $44,000)	$ 44,003	44,000
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $232,128,078)		277,039,910
NET OTHER ASSETS - (6.7)%		(17,427,322)
NET ASSETS - 100%		$ 259,612,588
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,301,500 or 0.5% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 19,217
Lehman Brothers, Inc.	11,962
Merrill Lynch Government Securities, Inc.	12,821
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 109,577
Fidelity Securities Lending Cash Central Fund	14,691
Total	$ 124,268
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $232,219,445. Net unrealized appreciation aggregated $44,820,465, of which $54,084,891 related to appreciated investment securities and $9,264,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2007

1.842154.101

TSCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.6%
Communications Equipment - 4.6%
Aruba Networks, Inc.	85,700	$ 1,277,787
F5 Networks, Inc. (a)	500	14,260
Infinera Corp.	29,900	443,716
Polycom, Inc. (a)	400	11,112
Starent Networks Corp.	446,300	8,144,975
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,300	147,105
		10,038,955
COMPUTERS & PERIPHERALS - 0.2%
Computer Storage & Peripherals - 0.2%
Isilon Systems, Inc. (d)	31,300	159,004
Network Appliance, Inc. (a)	8,300	207,168
		366,172
DIVERSIFIED TELECOMMUNICATION SERVICES - 60.7%
Alternative Carriers - 18.4%
Cable & Wireless PLC	5,200	19,217
Cogent Communications Group, Inc. (a)	56,200	1,332,502
Global Crossing Ltd. (a)	494,400	10,901,520
Iliad Group SA	17,700	1,901,190
Level 3 Communications, Inc. (a)(d)	4,809,137	14,619,776
PAETEC Holding Corp. (a)	43,100	420,225
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	548,700	11,133,123
		40,327,553
Integrated Telecommunication Services - 42.3%
AT&T, Inc.	922,992	38,359,547
Cbeyond, Inc. (a)	78,700	3,068,513
Cincinnati Bell, Inc. (a)	251,600	1,195,100
Consolidated Communications Holdings, Inc.	49,400	983,060
Embarq Corp.	176,200	8,727,186
NTELOS Holdings Corp.	41,851	1,242,556
Qwest Communications International, Inc. (d)	2,627,500	18,418,775
Telefonica SA	36,700	1,193,851
Telefonica SA sponsored ADR	47,000	4,586,730
Telenor ASA sponsored ADR	1,100	79,145
Verizon Communications, Inc.	340,500	14,876,445
Windstream Corp.	2,596	33,800
		92,764,708
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		133,092,261
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
SAVVIS, Inc. (a)(d)	153,700	$ 4,289,767
MEDIA - 0.3%
Broadcasting & Cable TV - 0.3%
Liberty Global, Inc. Class A (a)	7,100	278,249
Virgin Media, Inc.	17,300	296,522
		574,771
SOFTWARE - 5.5%
Application Software - 4.9%
Synchronoss Technologies, Inc. (a)	304,805	10,802,289
Home Entertainment Software - 0.6%
Gameloft (a)	59,000	516,628
Glu Mobile, Inc.	158,800	828,936
		1,345,564
Systems Software - 0.0%
Sandvine Corp. (a)	2,700	10,381
TOTAL SOFTWARE		12,158,234
WIRELESS TELECOMMUNICATION SERVICES - 26.6%
Wireless Telecommunication Services - 26.6%
America Movil SAB de CV Series L sponsored ADR	38,600	2,369,654
American Tower Corp. Class A (a)	184,200	7,846,920
Bharti Airtel Ltd. (a)	185,872	4,699,984
Clearwire Corp. (d)	85,500	1,172,205
Crown Castle International Corp. (a)	171,500	7,134,400
Leap Wireless International, Inc. (a)	35,100	1,637,064
MetroPCS Communications, Inc.	1,400	27,230
Millicom International Cellular SA (a)	16,400	1,934,216
NII Holdings, Inc. (a)	219,800	10,620,736
Orascom Telecom Holding SAE unit	15,700	1,303,100
SBA Communications Corp. Class A (a)	137,700	4,659,768
Sprint Nextel Corp. (d)	310,539	4,077,377
Telephone & Data Systems, Inc.	12,400	776,240
Virgin Mobile USA, Inc. Class A	900	8,001
Vodafone Group PLC sponsored ADR	270,400	10,091,328
		58,358,223
TOTAL COMMON STOCKS (Cost $190,723,186)		218,878,383
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 4.58% (b)	114,337	$ 114,337
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	20,813,975	20,813,975
TOTAL MONEY MARKET FUNDS (Cost $20,928,312)		20,928,312
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $211,651,498)		239,806,695
NET OTHER ASSETS - (9.4)%		(20,630,156)
NET ASSETS - 100%		$ 219,176,539
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,999
Fidelity Securities Lending Cash Central Fund	115,533
Total	$ 160,532
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $213,242,616. Net unrealized appreciation aggregated $26,564,079, of which $44,496,828 related to appreciated investment securities and $17,932,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2007

1.842153.101

UTCIP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	50,400	$ 504,000
ELECTRIC UTILITIES - 54.6%
Electric Utilities - 54.6%
Allegheny Energy, Inc.	183,800	11,691,518
American Electric Power Co., Inc.	210,800	9,814,848
DPL, Inc.	171,800	5,093,870
Edison International	194,300	10,369,791
Entergy Corp.	131,100	15,669,072
Exelon Corp.	288,700	23,569,468
FirstEnergy Corp.	137,500	9,946,750
FPL Group, Inc.	190,300	12,898,534
Great Plains Energy, Inc.	50,800	1,489,456
ITC Holdings Corp.	18,200	1,026,844
Northeast Utilities	65,700	2,057,067
Pepco Holdings, Inc.	181,500	5,323,395
PPL Corp.	477,300	24,862,557
Reliant Energy, Inc. (a)	178,800	4,691,712
Sierra Pacific Resources	185,700	3,153,186
Westar Energy, Inc.	100,500	2,606,970
		144,265,038
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	11,200	1,074,864
GAS UTILITIES - 4.3%
Gas Utilities - 4.3%
Equitable Resources, Inc.	57,700	3,074,256
Questar Corp.	66,300	3,586,830
Southern Union Co.	159,500	4,682,920
		11,344,006
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.5%
Independent Power Producers & Energy Traders - 13.5%
AES Corp. (a)	602,500	12,887,475
Constellation Energy Group, Inc.	120,500	12,354,865
Dynegy, Inc. Class A (a)	229,100	1,635,774
Mirant Corp. (a)	122,900	4,790,642
NRG Energy, Inc. (a)	93,800	4,065,292
		35,734,048
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - 22.0%
Multi-Utilities - 22.0%
Ameren Corp.	84,700	$ 4,591,587
CenterPoint Energy, Inc.	184,300	3,157,059
CMS Energy Corp.	245,200	4,261,576
Integrys Energy Group, Inc.	32,500	1,679,925
MDU Resources Group, Inc.	104,600	2,888,006
OGE Energy Corp.	57,400	2,083,046
PG&E Corp.	192,500	8,294,825
Public Service Enterprise Group, Inc.	102,200	10,040,128
Sempra Energy	215,800	13,353,704
Wisconsin Energy Corp.	50,400	2,454,984
Xcel Energy, Inc.	231,500	5,224,955
		58,029,795
TOTAL COMMON STOCKS (Cost $204,235,316)		250,951,751
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 4.58% (b) (Cost $12,528,209)	12,528,209	12,528,209
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $216,763,525)		263,479,960
NET OTHER ASSETS - 0.2%		562,919
NET ASSETS - 100%		$ 264,042,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 312,091
Fidelity Securities Lending Cash Central Fund	5,062
Total	$ 317,153
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $216,764,851. Net unrealized appreciation aggregated $46,715,109, of which $48,660,918 related to appreciated investment securities and $1,945,809 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008